Goldman SachsFunds
C O R E(SM) E Q U I T Y F U N D S Annual Report August 31, 2002
Long-term capital growth potential
through diversified portfolios of equity
investments using CORE, a proprietary
quantitative approach to stock selection
and portfolio construction.
portfolio construction.

G O L D M A N S A C H S C O R E E Q U I T Y F U N D S
Market Review
Dear Shareholder: The year under review represented a time of great change in which equity markets worldwide were tested by a number of factors including the large-scale corporate governance scandals in the U.S., a continuous stream of earnings disappointments and rising geopolitical risk. From Recovery to Uncertainty As the fiscal year began, the events of September 11 quickly dashed expectations of a long-awaited economic recovery, throwing the markets into a state of turmoil. In an effort to stabilize the economy, the Federal Reserve Board reduced short-term interest rates aggressively during the fourth quarter of 2001, bringing the federal funds rate to 1.75% — its lowest level since the Kennedy Administration. Historically low levels of interest rates stimulated consumer spending, driving housing and auto sales to record levels. Lower rates also resulted in increases in mortgage refinancings, which had the effect of putting more cash in consumers’ pockets. Robust consumer spending combined with declining oil prices and the rapid success of U.S. armed forces in Afghanistan boosted investor confidence in the fourth quarter of 2001, providing a catalyst to stock market improvement that continued through year end. GDP for the fourth quarter grew at a solid pace of 2.7%.
Equity Market Struggles Begin in Earnest In a surprising show of strength, GDP for the first quarter of 2002 grew at a rate of 5.0% — driven largely by increases in manufacturing production orders as companies that had previously cut production in the face of falling demand began to rebuild depleted inventories. This positive news was overshadowed, however, by the series of highly publicized accounting scandals in which a number of large, well-respected corporations admitted to fraudulent accounting practices and earnings overstatements in the billions of dollars. Investors reacted with panic, bidding the stock prices of such companies down by as much as 95% in some cases. Even stocks with sound accounting practices were deemed guilty by association as entire sectors declined at once. The markets witnessed a renewed demand for conservative, fundamentally sound companies with steady dividend yields, demonstrated earnings growth and positive cash flows.
Concerns about corporate governance issues escalated throughout the year, as additional evidence kept existing scandals in the limelight. Downside earnings guidance from companies across a range of sectors contributed to the equity market malaise, as did news of a sharp decline in GDP growth for the second quarter, which fell to 1.1%. News of a slowing economy drove stocks in economically sensitive sectors such as technology, telecommunications and consumer discretionary down further. As a result of these factors, the third quarter of 2002 marked the worst equity market performance since the fourth quarter of 1987.
In spite of the gloom permeating the stock market, we believe the economy is soundly positioned for a gradual recovery over the next 12 months. With interest rates at historic lows, inflation in check and consumer spending remaining strong, a solid foundation is in place for future growth. In the months ahead, we expect equity market returns to stabilize and much of today’s uncertainty to subside as corporate governance issues are resolved and as companies begin to show improvements in profitability once again.
As always, we appreciate your investment in the Goldman Sachs Funds and look forward to NOT FDIC continuing to serve your financial needs in the years to come. INSURED May Lose ValueSincerely, No Bank Guarantee
David W. Blood Head, Goldman Sachs Asset Management
September 10, 2002

G O L D M A N S A C H S C O R E E Q U I T Y F U N D S
Market Review
Dear Shareholder: The year under review represented a time of great change in which equity markets worldwide were tested by a number of factors including the large-scale corporate governance scandals in the U.S., a continuous stream of earnings disappointments and rising geopolitical risk. From Recovery to Uncertainty As the fiscal year began, the events of September 11 quickly dashed expectations of a long-awaited economic recovery, throwing the markets into a state of turmoil. In an effort to stabilize the economy, the Federal Reserve Board reduced short-term interest rates aggressively during the fourth quarter of 2001, bringing the federal funds rate to 1.75% — its lowest level since the Kennedy Administration. Historically low levels of interest rates stimulated consumer spending, driving housing and auto sales to record levels. Lower rates also resulted in increases in mortgage refinancings, which had the effect of putting more cash in consumers’ pockets. Robust consumer spending combined with declining oil prices and the rapid success of U.S. armed forces in Afghanistan boosted investor confidence in the fourth quarter of 2001, providing a catalyst to stock market improvement that continued through year end. GDP for the fourth quarter grew at a solid pace of 2.7%.
Equity Market Struggles Begin in Earnest In a surprising show of strength, GDP for the first quarter of 2002 grew at a rate of 5.0% — driven largely by increases in manufacturing production orders as companies that had previously cut production in the face of falling demand began to rebuild depleted inventories. This positive news was overshadowed, however, by the series of highly publicized accounting scandals in which a number of large, well-respected corporations admitted to fraudulent accounting practices and earnings overstatements in the billions of dollars. Investors reacted with panic, bidding the stock prices of such companies down by as much as 95% in some cases. Even stocks with sound accounting practices were deemed guilty by association as entire sectors declined at once. The markets witnessed a renewed demand for conservative, fundamentally sound companies with steady dividend yields, demonstrated earnings growth and positive cash flows.
Concerns about corporate governance issues escalated throughout the year, as additional evidence kept existing scandals in the limelight. Downside earnings guidance from companies across a range of sectors contributed to the equity market malaise, as did news of a sharp decline in GDP growth for the second quarter, which fell to 1.1%. News of a slowing economy drove stocks in economically sensitive sectors such as technology, telecommunications and consumer discretionary down further. As a result of these factors, the third quarter of 2002 marked the worst equity market performance since the fourth quarter of 1987.
In spite of the gloom permeating the stock market, we believe the economy is soundly positioned for a gradual recovery over the next 12 months. With interest rates at historic lows, inflation in check and consumer spending remaining strong, a solid foundation is in place for future growth. In the months ahead, we expect equity market returns to stabilize and much of today’s uncertainty to subside as corporate governance issues are resolved and as companies begin to show improvements in profitability once again.
As always, we appreciate your investment in the Goldman Sachs Funds and look forward to NOT FDIC continuing to serve your financial needs in the years to come. INSURED May Lose ValueSincerely, No Bank Guarantee
David W. Blood Head, Goldman Sachs Asset Management
September 10, 2002

FUND BASICS

CORE[SM] U.S. Equity Fund

as of August 31, 2002

Assets Under Management

$674.3 Million

Number of Holdings

174

NASDAQ SYMBOLS

Class A Shares

GSSQX

Class B Shares

GSSBX

Class C Shares

GSUSX

Institutional Shares

GSELX

Service Shares

GSESX

PERFORMANCE REVIEW

September 1, 2001–August 31, 2002	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	-16.95%	-17.99%
Class B	-17.57	-17.99
Class C	-17.56	-17.99
Institutional	-16.65	-17.99
Service	-17.06	-17.99

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The S&P 500 Index (with dividends reinvested) is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index does not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 6/30/02	Class A	Class B	Class C	Institutional	Service
One Year	-22.56%	-22.72%	-19.43%	-17.71%	-18.12%
Five Years	1.49	1.52	N/A	3.10	2.59
Ten Years	10.01	N/A	N/A	N/A	10.62[4]
Since Inception	9.15 (5/24/91)	6.41 (5/1/96)	0.88 (8/15/97)	10.11 (6/15/95)	9.70[4] (5/24/91)

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

[4] *Performance data for Service Shares prior to June 7, 1996 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the CORE U.S. Equity Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 8/31/02[5]

Holding	% of Total Net Assets	Line of Business
General Electric Co.	4.0%	Financial Services
Wal-Mart Stores, Inc.	3.8	Department Stores
Exxon Mobil Corp.	3.1	Energy Reserves
Citigroup, Inc.	2.9	Banks
Microsoft Corp.	2.7	Computer Software
Johnson & Johnson	2.5	Drugs
Bank of America Corp.	2.3	Banks
The Procter & Gamble Co.	2.3	Home Products
Intel Corp.	2.1	Semiconductors
International Business Machines, Inc.	1.8	Computer Software

[5] *The top 10 holdings may not be representative of the Fund's future investments.*

2

P O R T F O L I O R E S U LT S
CORE U.S. Equity Fund
Dear Shareholder, This report provides a summary of the performance of the Goldman Sachs CORE U.S. Equity Fund for the one-year period that ended August 31, 2002.
Performance Review Over the one-year period that ended August 31, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -16.95%, -17.57%, -17.56%, -16.65%, and -17.06%, respectively. These returns compare to the -17.99% cumulative total return of the Fund’s benchmark, the S&P 500 Index. As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets.
The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to purchase stocks that are attractively valued, favored by fundamental research analysts, have experienced good momentum, and appear to be good values. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.
Portfolio Positioning The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment. Over the one-year reporting period, returns to the CORE themes were positive relative to the Fund’s benchmark. Profitability had slightly negative results at the end of 2001, but rebounded in 2002 to become the largest positive contributor to excess returns for the period relative to the Fund’s benchmark. Momentum also lost ground in the fourth quarter of 2001, but very strong results in 2002 made it the second largest contributor to positive returns for the one-year period. Valuation and Fundamental Research were successful in 2002, rebounding from a flat fourth quarter of 2001. Meanwhile, Earnings Quality was slightly positive for the period.
Portfolio Highlights During the period, the Fund was not able to escape the overall weakness in the equity market. While stock selection was positive in 8 out of 13 sectors, results from the Fund’s Industrials and Utilities stock detracted from results. Among the Fund’s least successful holdings were overweight positions in WorldCom, Inc. and AT&T Wireless Services, Inc., and a slight underweight in Intel Corp. The Fund’s holding in WorldCom, Inc. was subsequently eliminated from the portfolio. The Fund’s best relative performers versus the benchmark were stocks in the Technology sector, followed by Health Care and top-weighted Financials. Examples of
3

PORTFOLIO RESULTS

The Goldman Sachs CORE U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

stocks that contributed most to our relative performance were overweight positions in Bank of America Corp. and Johnson Controls, Inc. An underweight position in Bristol Myers Squibb Co. also contributed to our relative performance over the reporting period, but it has subsequently been eliminated from the portfolio.

Portfolio Outlook

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should perform better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that are profitable and have sustainable earnings. As such, we anticipate that the Fund will remain fully invested and expect that the value added over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, September 10, 2002

4

F U N D B A S I C S
CORESM Large Cap Growth Fund as of August 31, 2002
P E R F O R M A N C E R E V I E W
September 1, 2001–August 31, 2002Fund Total Return (based on NAV)1Russell 1000 Growth Index2
Class A-21.04%-22.17% Assets Under Management Class B-21.61-22.17 Class C -21.68-22.17 $413.2 Million Institutional -20.74-22.17 Service-21.06-22.17
1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total Number of Holdingsnumber of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The Russell 1000 Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted 145index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.
S TA N D A R D I Z E D T O TA L R E T U R N S 3
For the period ended 6/30/02Class AClass BClass CInstitutionalService N A S D A Q S Y M B O L S One Year-30.19% -30.42% -27.41% -25.88% -26.19% Five Years-1.994-1.99N/A-0.534-1.004 Class AShares Ten Years10.14N/AN/A10.9510.68 Since Inception9.5140.13-2.9810.30410.044 GLCGX(11/11/91) (5/1/97) (8/15/97) (11/11/91)(11/11/91) 3The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum Class BSharesdeclining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. GCLCX4 Performance data for Institutional and Service Shares prior to May 1, 1997 (commencement of operations) is that of Class A Shares. Class A Share performance for such period is that of a predecessor separate account (which converted into Class A Shares) adjusted to reflect the higher fees and expenses applicable to the Fund’s Class A Shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and Class CSharesinvestment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the “Act”) and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected. The fees applicable to GLCCXInstitutional and Service Shares are different from those applicable to Class A Shares, which impacts performance ratings and rankings for a class of shares. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense Institutional Shareslimitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
GCGIX T O P 1 0 H O L D I N G S A S O F 8 / 3 1 / 0 2 5
Holding% of Total Net AssetsLine of Business ServiceShares General Electric Co.6.0%Financial Services Microsoft Corp.4.9Computer Software GSCLXJohnson & Johnson4.7Drugs Wal-Mart Stores, Inc.4.5Department Stores Pfizer, Inc.3.5Drugs Intel Corp.3.3Semiconductors Dell Computer Corp.2.5Computer Hardware Amgen, Inc.2.4Drugs Cisco Systems, Inc.2.1Computer Hardware The Procter & Gamble Co.2.0Home Products 5 5 The top 10 holdings may not be representative of the Fund’s future investments.

P O R T F O L I O R E S U LT S
CORE Large Cap Growth Fund
Dear Shareholder, This report provides a summary of the performance of the Goldman Sachs CORE Large Cap Growth Fund for the one-year period that ended August 31, 2002.
Performance Review Over the one-year period that ended August 31, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -21.04%, -21.61%, -21.68%, -20.74%, and -21.06%, respectively. These returns compare to the -22.17% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index. As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets.
The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to purchase stocks that are attractively valued, favored by fundamental research analysts, have experienced good momentum, and appear to be good values. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.
Portfolio Positioning The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment. Over the one-year reporting period, returns to the CORE themes were slightly positive relative to the Fund’s benchmark. Profitability performed well through August of 2002, making it the largest contributor to positive excess returns relative to the benchmark for the period. Momentum lost ground at the end of 2001, but was highly successful in 2002 through August. Valuation continued its positive trend from 2001 contributing positively to excess returns for the period. Earnings Quality and Fundamental Research were also positive versus the benchmark for the period.
Portfolio Highlights During the Period, the Fund was not able to escape the overall weakness in the equity market. In particular, the Fund’s stock selection in Consumer Services and Consumer Cyclicals detracted from results. Among the Fund’s least successful holdings were overweight positions in AOL Time Warner, Inc. and Dynegy, Inc., and an underweight position in The Coca-Cola Co. Dynegy, Inc. was subsequently eliminated from the portfolio. The Fund’s best relative performers versus the benchmark were stocks in the Technology and Health Care sectors.
6

PORTFOLIO RESULTS

The Goldman Sachs CORE Large Cap Growth Fund seeks long-term growth of capital, primarily by investing in a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Examples of stocks that contributed most to the Fund's relative performance were an underweight in Sun Microsystems, Inc., which was subsequently eliminated from the portfolio, and overweight positions in Bank of America Corp. and L-3 Communications Holdings, Inc. L-3 Communications Holdings, Inc. was also subsequently eliminated from the portfolio.

Portfolio Outlook

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should perform better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that are profitable and have sustainable earnings. As such, we anticipate that the Fund will remain fully invested and expect that the value added over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, September 10, 2002

7

FUND BASICS

CORE℠ Small Cap Equity Fund

as of August 31, 2002

Assets Under Management

$172.1 Million

Number of Holdings

504

NASDAQ SYMBOLS

Class A Shares

GCSAX

Class B Shares

GCSBX

Class C Shares

GCSCX

Institutional Shares

GCSIX

Service Shares

GCSSX

PERFORMANCE REVIEW

September 1, 2001–August 31, 2002	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]
Class A	-8.20%	-15.43%
Class B	-8.88	-15.43
Class C	-8.95	-15.43
Institutional	-7.93	-15.43
Service	-8.27	-15.43

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charge.*

[2] *The Russell 2000 Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 6/30/02	Class A	Class B	Class C	Institutional	Service
One Year	-6.37%	-6.51%	-2.57%	-0.54%	-1.02%
Since Inception (8/15/97)	3.56	3.59	4.06	5.17	4.67

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 8/31/02[4]

Holding	% of Total Net Assets	Line of Business
Hughes Supply, Inc.	1.0%	Industrial Parts
IDEXX Laboratories, Inc.	0.9	Drugs
Commercial Federal Corp.	0.8	Banks
Techne Corp.	0.8	Biotechnology
Glenborough Realty Trust, Inc.	0.8	Equity REIT
Quanex Corp.	0.7	Mining and Metals
Anixter International, Inc.	0.7	Electronic Equipment
Oneok, Inc.	0.7	Gas Utilities
Kellwood Co.	0.7	Apparel and Textiles
Independence Community Bank Corp.	0.7	Banks

[4] *The top 10 holdings may not be representative of the Fund's future investments.*

8

P O R T F O L I O R E S U LT S
CORE Small Cap Equity Fund
Dear Shareholder, This report provides a summary of the performance of the Goldman Sachs CORE Small Cap Equity Fund for the one-year period that ended August 31, 2002.
Performance Review Over the one-year period that ended August 31, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -8.20%, -8.88%, -8.95%, -7.93%, and -8.27%, respectively. These returns compare favorably to the -15.43% cumulative total return of the Fund’s benchmark, the Russell 2000 Index. As these returns indicate, it has been a difficult investment environment. While the Fund outperformed its benchmark on a relative basis, it was unable to avoid the weakness that permeated the financial markets.
The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to purchase stocks that are attractively valued, favored by fundamental research analysts, have experienced good momentum, and appear to be good values. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.
Portfolio Positioning The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment.
Over the one-year reporting period, returns to the CORE themes were successful overall. Profitability continued to contribute most positively to Fund excess returns relative to the Fund’s benchmark, as it has since its introduction into the CORE process in January of 2001. Momentum theme returns were mixed throughout the year but positive overall, with a period of negative return towards the end of 2001, followed by stronger performance thus far in 2002. Valuation contributed positively in nearly every month of the reporting period. Earnings Quality also experienced significant gains, with strong returns in July of 2002 contributing most. Fundamental Research was the only theme to detract, albeit slightly.
Portfolio Highlights During the period, the Fund was not able to escape the overall weakness in the equity market. In particular, the Fund’s holdings in the Consumer Noncyclicals, Energy, and Utilities sectors detracted from results. Among the Fund’s least successful positions were overweight positions in Tesoro Petroleum Corp., Smithfield Foods, Inc., and Pemstar, Inc. The latter two securities have since been eliminated from the Fund’s portfolio. The Fund’s best relative performers
9

PORTFOLIO RESULTS

The Goldman Sachs CORE Small Cap Equity Fund seeks long-term capital growth by investing primarily in a broadly diversified portfolio of equity investments in U.S. issuers that are included in the Russell 2000 Index at the time of investment.

versus the benchmark were stocks in the Technology and Health Care sectors. Examples of stocks that contributed most to relative performance were overweight positions in Avant! Corp., Quanex Corp., and Independence Community Bank Corp. We subsequently sold Avant! Corp.

Portfolio Outlook

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should perform better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that are profitable and have sustainable earnings. As such, we anticipate that the Fund will remain fully invested and expect that the value added over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, September 10, 2002

10

FUND BASICS

CORE℠ Large Cap Value Fund

as of August 31, 2002

Assets Under Management

$216.7 Million

Number of Holdings

193

NASDAQ SYMBOLS

Class A Shares

GCVAX

Class B Shares

GCVBX

Class C Shares

GCVCX

Institutional Shares

GCVIX

Service Shares

GCLSX

PERFORMANCE REVIEW

September 1, 2001–August 31, 2002	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]
Class A	-14.61%	-13.14%
Class B	-15.28	-13.14
Class C	-15.26	-13.14
Institutional	-14.25	-13.14
Service	-14.70	-13.14

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Russell 1000 Value Index (with dividends reinvested) (inception date 1/1/99) is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 6/30/02	Class A	Class B	Class C	Institutional	Service
One Year	-16.69%	-16.86%	-13.43%	-11.56%	-11.93%
Since Inception (12/31/98)	-1.84	-1.87	-0.99	0.11	-0.36

[3] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 8/31/02[4]

Holding	% of Total Net Assets	Line of Business
Exxon Mobil Corp.	5.4%	Energy Reserves
Citigroup, Inc.	4.0	Banks
Bank of America Corp.	3.5	Banks
Wells Fargo & Co.	2.6	Banks
Chevron Texaco Corp.	1.7	Oil Refining
Verizon Communications, Inc.	1.5	Telephone
The Procter & Gamble Co.	1.5	Home Products
SBC Communications, Inc.	1.4	Telephone
SunTrust Banks, Inc.	1.4	Banks
Equity Office Properties Trust	1.3	Equity REIT

[4] The top 10 holdings may not be representative of the Fund's future investments.

11

P O R T F O L I O R E S U LT S
CORE Large Cap Value Fund
Dear Shareholder, This report provides a summary of the performance of the Goldman Sachs CORE Large Cap Value Fund for the one-year period that ended August 31, 2002.
Performance Review Over the one-year period that ended August 31, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -14.61%, -15.28%, -15.26%, -14.25%, and -14.70%, respectively. These returns compare to the -13.14% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index. As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets.
The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to purchase stocks that are attractively valued, favored by fundamental research analysts, have experienced good momentum, and appear to be good values. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.
Portfolio Positioning The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as Fundamental Research assessment. Over the one-year reporting period, returns to the CORE themes were positive in the broad market, but experienced less successful results in the Value arena. Profitablility and Momentum posted the best relative results for the period and Valuation was positive overall, while Fundamental Research and Earnings Quality were comparatively flat. The CORE themes did not fare well within certain sectors, particularly in the Utilities and Basic Materials sectors, which make up a large part of the Fund’s Index. In addition, the CORE themes generally worked better among smaller cap stocks. As a result, the Fund underperformed the benchmark over the one-year reporting period.
Portfolio Highlights During the period, the Fund was not able to escape the overall weakness in the equity market. In particular, stock selection in the poor-performing Utilities and Basic Materials sectors detracted from results. Among the Fund’s least successful holdings were overweight positions in Aquila, Inc., AT&T Wireless Services, Inc. and Reliant Resources, Inc. Reliant Resources, Inc. was subsequently eliminated from the Fund’s portfolio. The Fund’s stocks in the Technology and Consumer Cyclicals sectors typically declined in value; however, they did outperform the benchmark’s holdings in those same two sectors. Examples of stocks that contributed most to the Fund’s relative performance versus its benchmark were an underweight in Lucent Technologies Inc., which has subsequently been eliminated from the Fund’s portfolio, and overweight positions in Bank of America Corp. and Moody’s Corp.
12

PORTFOLIO RESULTS

The Goldman Sachs CORE Large Cap Value Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are selling at low to modest valuations relative to general market measures.

Portfolio Outlook

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should perform better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that are profitable and have sustainable earnings. As such, we anticipate that the Fund will remain fully invested and expect that the value added over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, September 10, 2002

13

FUND BASICS

CORE℠ International Equity Fund

as of August 31, 2002

Assets Under Management

$271.7 Million

Number of Holdings

325

NASDAQ SYMBOLS

Class A Shares

GCIAX

Class B Shares

GCIBX

Class C Shares

GCICX

Institutional Shares

GCIIX

Service Shares

GCISX

PERFORMANCE REVIEW

September 1, 2001–August 31, 2002	Fund Total Return (based on NAV)[1]	MSCI EAFE Index[2]
Class A	-12.29%	-14.69%
Class B	-12.67	-14.69
Class C	-12.65	-14.69
Institutional	-11.68	-14.69
Service	-12.13	-14.69

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (with dividends reinvested) is a market capitalization weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 6/30/02	Class A	Class B	Class C	Institutional	Service
One Year	-11.03%	-10.98%	-7.34%	-5.25%	-5.64%
Since Inception (8/15/97)	-3.49	-3.20	-2.81	-1.71	-2.17

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 8/31/02[4]

Holding	% of Total Net Assets	Line of Business
BP PLC	2.7%	Energy Resources
Siemens AG	2.3	Electrical Equipment
Total Fina SA Class B	2.1	Energy Resources
BASF AG	1.6	Chemicals
Lloyds TSB Group PLC	1.6	Banks
Barclays PLC	1.5	Banks
DaimlerChrysler AG	1.5	Auto
Bank of Ireland	1.4	Banks
GlaxoSmithKline PLC	1.3	Health
AstraZeneca PLC	1.3	Health

[4] *The top 10 holdings may not be representative of the Fund's future investments.*

14

P O R T F O L I O R E S U LT S
CORE International Equity Fund
Dear Shareholder, This report provides a summary of the performance of the Goldman Sachs CORE International Equity Fund for the one-
year period that ended August 31, 2002.
Performance Review Over the one-year period that ended August 31, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -12.29%, -12.67%, -12.65%, -11.68%, and -12.13%, respectively. These returns compare to the -14.69% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (unhedged). As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets.
The CORE strategy is designed to add value at both the country and security level by focusing on three categories of investment themes — Relative Value, Momentum and Low Risk. Each strategy is based on sound economic reasoning and then validated through rigorous empirical research. These strategies are combined to form views on the countries and stocks in our investment universe. Our approach seeks to identify attractive equity markets, and attractive stocks within those markets, while managing the amount of risk relative to a specified benchmark. The goal of our portfolio construction process is to maximize exposure to our model’s return forecasts while mitigating unintended active risks.
Regional Allocations In general, the Fund’s country tilts detracted slightly, with an underweight position in Finland detracting the most, as absolute returns in this country were strong for the period. Overweight positions in poorly performing countries such as Ireland and Singapore also hurt returns during the period. On the positive side, an overweight position in New Zealand, among others, boosted relative returns.
Sector Allocations Our strategy remains sector-neutral within countries, so that sector tilts within the Fund are residual to country allocation decisions. During the period, the Fund’s holdings in the Industrials sector generated the weakest results relative to the benchmark. Among the Fund’s strongest sectors compared with the benchmark were Financials and Materials. Strong relative performance in Services also contributed to positive excess returns.
Stock Selection Overall, stock selection within countries enhanced results. Stock selection versus the Fund’s benchmark peers was most helpful in the top-weighted UK, followed by France and Japan. Only 5 of the 22 countries in the Fund posted negative stock selection, mainly New Zealand, where performance was weak compared to the Fund’s Index.
15

P O R T F O L I O R E S U L T S
C O R E I N T E R N AT I O N A L I N V E S T M E N T P R O C E S S
Forecast Returns1 The Goldman Sachs Countries, currencies andCommon investment themes individual stocks.(Value, Momentum and Risk). CORE International Equity3 Fund seeks long-term growthConstruct Efficient Portfolios2 of capital by investing in a
Maximize expected returnConstruct a portfolio using broadly diversified portfoliofor a given level of risk.stock return forecasts and optimal country weights. Determine optimal country weights using equity marketMirror benchmark exposures ofequity investments in and currency return forecasts. to common risk factors (style and industries). large-cap companies that are3 Monitor Holdings organized or whose securities and Performance3 are principally traded outside
Continually review returnAdjust positions as needed. forecasts and portfolio risk. Verify sources of value added. the United States.
Portfolio Outlook As always, the Fund remains substantially invested in stocks, and our general portfolio characteristics are targeted to stay relatively close to that of the MSCI EAFE Index. Based on our investment strategy, we will continue to emphasize a diversified portfolio of stocks with strong value and momentum characteristics, as well as strong company fundamentals, while managing the overall risk profile.
We thank you for your investment and look forward to earning your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, September 10, 2002 16

GOLDMAN SACHS CORE U.S. EQUITY FUND

Performance Summary
August 31, 2002

The following graph shows the value, as of August 31, 2002, of a $10,000 investment made on May 24, 1991 (commencement of operations) in Class A Shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE U.S. Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

CORE U.S. Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 24, 1991 to August 31, 2002.

Average Annual Total Return through August 31, 2002	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 24, 1991)
Excluding sales charges	8.93%	9.93%	0.69%	-16.95%
Including sales charges	8.39%	9.31%	-0.44%	-21.51%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.13%	n/a	-0.01%	-17.57%
Including contingent deferred sales charges	5.13%	n/a	-0.41%	-21.69%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-0.46%	n/a	-0.01%	-17.56%
Including contingent deferred sales charges	-0.46%	n/a	-0.01%	-18.39%

Institutional Class (commenced June 15, 1995)	8.89%	n/a	1.14%	-16.65%

Service Class (commenced June 7, 1996)	5.44%	n/a	0.64%	-17.06%

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments
August 31, 2002

Shares	Description	Value
Common Stocks – 99.2%

Apparel & Textiles – 0.1%
23,300	Liz Claiborne, Inc.	$657,526

Banks – 9.1%
40,480	Associated Banc-Corp.	1,409,109
219,162	Bank of America Corp.	15,358,873
596,700	Citigroup, Inc.	19,541,925
28,050	Fifth Third Bancorp	1,879,911
26,200	J.P. Morgan Chase & Co.	691,680
18,300	M&T Bank Corp.	1,570,140
122,800	SunTrust Banks, Inc.	8,290,228
102,800	U.S. Bancorp	2,209,172
105,300	Wachovia Corp.	3,880,305
119,900	Wells Fargo & Co.	6,257,581

		61,088,924

Biotechnology – 0.6%
52,400	Applera Corp. – Applied Biosystems Group	1,038,044
37,300	Chiron Corp.*	1,413,297
33,300	Genentech, Inc.*	1,091,907
15,000	IDEC Pharmaceuticals Corp.*	602,700

		4,145,948

Chemicals – 1.9%
51,700	Praxair, Inc.	2,896,751
116,700	Sherwin-Williams Co.	3,150,900
15,400	Sigma-Aldrich Corp.	785,400
115,700	The Dow Chemical Co.	3,496,454
73,100	The Goodyear Tire & Rubber Co.	988,312
22,400	The Lubrizol Corp.	698,880
17,000	The Valspar Corp.	689,180

		12,705,877

Clothing Stores – 0.4%
143,800	The TJX Companies, Inc.	2,844,364

Computer Hardware – 3.3%
440,300	Cisco Systems, Inc.*	6,084,946
450,400	Dell Computer Corp.*	11,985,144
131,885	Hewlett-Packard Co.	1,771,216
23,300	Lexmark International, Inc.*	1,099,760
66,000	Storage Technology Corp.*	900,900
18,700	Tech Data Corp.*	618,409

		22,460,375

Computer Software – 5.8%
164,300	International Business Machines, Inc.	12,384,934
137,000	Intuit, Inc.*	6,114,310
371,000	Microsoft Corp.*	18,208,680
141,900	Oracle Corp.*	1,360,821
20,300	Symantec Corp.*	580,580
74,400	Unisys Corp.*	662,160

		39,311,485

Defense & Aerospace – 3.0%
79,000	General Dynamics Corp.	6,212,560
35,100	ITT Industries, Inc.	2,386,098
31,100	Lockheed Martin Corp.	1,969,252
58,000	Northrop Grumman Corp.	7,122,400
24,700	Precision Castparts Corp.	562,666
34,000	United Technologies Corp.	2,019,260

		20,272,236

Department Stores – 5.3%
113,700	Dillard’s, Inc.	2,792,472
71,500	Federated Department Stores, Inc.*	2,566,850
38,400	J. C. Penney Co., Inc. (Holding Co.)	666,624
82,300	Sears, Roebuck & Co.	3,745,473
479,100	Wal-Mart Stores, Inc.	25,622,268

		35,393,687

Drugs – 11.6%
103,725	AmerisourceBergen Corp.	7,521,099
244,892	Amgen, Inc.*	11,027,487
138,150	Cardinal Health, Inc.	8,957,646
20,500	Forest Laboratories, Inc.*	1,496,500
314,300	Johnson & Johnson	17,069,633
219,400	McKesson Corp.	7,358,676
185,400	Merck & Co., Inc.	9,366,408
324,750	Pfizer, Inc.	10,742,730
100,500	Pharmacia Corp.	4,391,850

		77,932,029

Electric Utility – 2.2%
62,300	American Electric Power Co., Inc.	2,124,430
43,500	Consolidated Edison, Inc.	1,770,015
45,600	Edison International*	546,288
162,500	Entergy Corp.	6,855,875
199,000	PG&E Corp.*	2,258,650
26,300	Progress Energy, Inc.	1,223,476

		14,778,734

Electronic Equipment – 0.4%
29,600	Agilent Technologies, Inc.*	397,528
13,100	Danaher Corp.	787,965
218,500	Solectron Corp.*	812,820
32,300	UTStarcom, Inc.*	426,360

		2,424,673

Energy Reserves – 3.9%
20,700	Amerada Hess Corp.	1,513,170
27,200	Anadarko Petroleum Corp.	1,214,208
52,200	Conoco, Inc.	1,281,510
583,816	Exxon Mobil Corp.	20,696,277
31,500	Phillips Petroleum Co.*	1,656,270

		26,361,435

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Entertainment – 2.7%
486,150	AOL Time Warner, Inc.*	$6,149,798
304,206	Viacom, Inc. Class B*	12,381,184

		18,530,982

Environmental Services – 0.4%
66,000	Allied Waste Industries, Inc.*	574,860
81,100	Waste Management, Inc.	2,062,373

		2,637,233

Equity REIT – 0.3%
15,200	AvalonBay Communities, Inc.	687,800
54,900	Equity Office Properties Trust	1,530,612

		2,218,412

Financial Services – 6.5%
32,000	American Express Co.	1,153,920
114,700	Countrywide Credit Industries, Inc.	6,020,603
895,700	General Electric Co.	27,005,355
147,300	H&R Block, Inc.	7,202,970
25,600	SLM Corp.	2,346,240

		43,729,088

Food & Beverages – 4.4%
233,301	Archer-Daniels-Midland Co.	2,843,939
145,600	ConAgra Foods, Inc.	3,827,824
176,200	Kraft Foods, Inc.	7,007,474
42,300	Sara Lee Corp.	780,012
123,800	SUPERVALU, INC.	2,571,326
251,200	SYSCO Corp.	7,124,032
62,000	The Coca-Cola Co.	3,162,000
189,400	Tyson Foods, Inc.	2,352,348

		29,668,955

Forestry And Paper – 0.4%
17,400	Bemis Co., Inc.	921,852
33,000	Georgia-Pacific Corp.	694,650
24,800	International Paper Co.	933,720

		2,550,222

Gas Utilities – 0.1%
83,500	Aquila, Inc.	328,155

Gold – 0.1%
42,100	Freeport-McMoRan Copper & Gold, Inc. Class B*	690,019

Grocery Stores – 0.3%
122,400	The Kroger Co.*	2,212,992

Heavy Electrical Equipment – 0.8%
34,200	3M Co.	4,273,290
22,400	Cummins, Inc.	667,296
13,500	Emerson Electric Co.	658,530

		5,599,116

Home Products – 4.3%
62,100	Avon Products, Inc.	3,026,754
60,400	Colgate-Palmolive Co.	3,294,820
62,900	Fortune Brands, Inc.	3,300,363
48,600	Newell Rubbermaid, Inc.	1,681,560
75,200	The Gillette Co.	2,371,056
171,900	The Procter & Gamble Co.	15,238,935

		28,913,488

Information Services – 1.5%
45,800	Affiliated Computer Services, Inc. Series A*	2,038,100
132,400	Computer Sciences Corp.*	4,876,292
54,200	Moody’s Corp.	2,618,944
27,900	Viad Corp.	617,427

		10,150,763

Internet – 0.1%
12,000	eBay, Inc.*	679,080

Life/ Health Insurance – 2.4%
168,800	Aetna, Inc.	7,192,568
31,200	MetLife, Inc.	839,904
37,600	Nationwide Financial Services, Inc.	1,146,800
234,000	Prudential Financial, Inc.*	7,066,800

		16,246,072

Media – 1.2%
107,100	Comcast Corp.*	2,552,193
21,900	Cox Communications, Inc.*	566,115
213,000	Fox Entertainment Group, Inc.*	4,756,290

		7,874,598

Medical Products – 1.5%
171,200	Abbott Laboratories	6,853,136
60,000	Boston Scientific Corp.*	1,749,000
49,700	Zimmer Holdings, Inc.*	1,833,930

		10,436,066

Medical Services – 1.1%
80,800	UnitedHealth Group, Inc.	7,138,680

Mining & Metals – 0.1%
16,400	Ball Corp.	816,884

Motor Vehicles & Parts – 2.8%
210,100	AutoNation, Inc.*	2,773,320
182,400	General Motors Corp.	8,729,664
86,900	Johnson Controls, Inc.	7,498,601

		19,001,585

Oil Refining – 0.9%
71,800	ChevronTexaco Corp.	5,502,034
34,800	Marathon Oil Corp	861,300

		6,363,334

Oil Services – 0.8%
216,500	Transocean, Inc.	5,304,250

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments  (continued)
August 31, 2002

Shares	Description	Value
Common Stocks – (continued)

Property/ Casualty Insurance – 3.3%
28,900	Allmerica Financial Corp.	$643,025
65,512	Allstate Corp.	2,438,357
26,800	American Financial Group, Inc.	670,536
102,089	American International Group, Inc.	6,411,189
32,800	Cincinnati Financial Corp.	1,303,144
145,800	Loews Corp.	7,655,958
32,100	The Hartford Financial Services Group, Inc.	1,605,642
25,780	Travelers Property Casualty Corp.*	405,262
52,966	Travelers Property Casualty Corp. Class B*	862,823

		21,995,936

Publishing – 0.5%
29,300	Banta Corp.	1,099,922
21,000	Deluxe Corp.	954,660
54,800	R.R. Donnelley & Sons Co.	1,445,624

		3,500,206

Railroads – 0.3%
63,200	CSX Corp.	2,201,256

Restaurants – 0.5%
23,700	Brinker International, Inc.*	656,964
87,700	Yum! Brands, Inc.*	2,659,941

		3,316,905

Securities & Asset Management – 2.3%
66,700	Franklin Resources, Inc.	2,334,500
154,400	John Hancock Financial Services, Inc.	4,686,040
114,600	The Bear Stearns Companies, Inc.	7,326,378
142,000	The Charles Schwab Corp.	1,303,560

		15,650,478

Semiconductors – 3.3%
204,100	Arrow Electronics, Inc.*	3,324,789
209,700	Avnet, Inc.	3,246,156
833,900	Intel Corp.	13,901,113
100,600	Vishay Intertechnology, Inc.*	1,440,592

		21,912,650

Specialty Retail – 1.7%
39,900	Lowe’s Companies, Inc.	1,651,062
20,400	Michaels Stores, Inc.*	948,396
73,700	Office Depot, Inc.*	952,204
131,200	Staples, Inc.*	1,823,680
187,900	The Home Depot, Inc.	6,187,547

		11,562,889

Telephone – 3.3%
293,375	AT&T Corp.	3,585,043
43,900	BCE, Inc.	797,224
164,800	BellSouth Corp.	3,843,136
26,500	CenturyTel, Inc.	716,825
52,522	SBC Communications, Inc.	1,299,394
291,400	Sprint Corp.	3,380,240
275,118	Verizon Communications, Inc.	8,528,658

		22,150,520

Thrifts – 0.1%
21,600	Washington Mutual, Inc.	816,696

Tobacco – 1.4%
33,300	Loews Corp. – Carolina Group	862,470
28,200	Philip Morris Companies, Inc.	1,410,000
121,700	R.J. Reynolds Tobacco Holdings, Inc.	7,160,828

		9,433,298

Truck/ Sea/ Air Freight – 1.4%
69,400	Airborne, Inc.	892,484
44,800	FedEx Corp.	2,121,280
105,500	United Parcel Service, Inc. Class B	6,742,505

		9,756,269

Wireless Telecommunications – 0.8%
51,900	ALLTEL Corp.	2,182,914
224,742	AT&T Wireless Services, Inc.*	1,110,225
11,400	Telephone & Data Systems, Inc.	681,150
38,100	United States Cellular Corp.*	1,198,245

		5,172,534

TOTAL COMMON STOCKS
(Cost $691,834,493)		$668,936,904

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.7%

Joint Repurchase Agreement Account II^
$5,000,000	1.88%	09/03/2002	$5,000,000
Maturity Value: $5,001,046

TOTAL REPURCHASE AGREEMENT
(Cost $5,000,000)			$5,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $696,834,493)			$673,936,904

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value
Securities Lending Collateral – 0.3%

1,855,000	Boston Global Investment Trust – Enhanced Portfolio	$1,855,000

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,855,000)		$1,855,000

TOTAL INVESTMENTS
(Cost $698,689,493)		$675,791,904

*	Non-income producing security.

^	Joint repurchase agreement was entered into on August 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Performance Summary
August 31, 2002

The following graph shows the value, as of August 31, 2002, of a $10,000 investment made on May 1, 1997 (commencement of operations) in Class A Shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE Large Cap Growth Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

CORE Large Cap Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 1, 1997 to August 31, 2002.

Average Annual Total Return through August 31, 2002	Since Inception	Five Years	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	0.08%	-2.87%	-21.04%
Including sales charges	-0.97%	-3.97%	-25.38%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	-0.63%	-3.59%	-21.61%
Including contingent deferred sales charges	-0.82%	-3.98%	-25.53%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-3.86%	-3.59%	-21.68%
Including contingent deferred sales charges	-3.86%	-3.59%	-22.47%

Institutional Class (commenced May 1, 1997)	0.44%	-2.52%	-20.74%

Service Class (commenced May 1, 1997)	-0.04%	-2.98%	-21.06%

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments
August 31, 2002

Shares	Description	Value
Common Stocks – 99.4%

Airlines – 0.1%
24,200	SkyWest, Inc.	$377,230

Alcohol – 0.1%
5,900	Brown-Forman Corp. Class B	415,537

Banks – 2.3%
70,800	Bank of America Corp.	4,961,664
123,600	Citigroup, Inc.	4,047,900
10,400	North Fork Bancorporation, Inc.	436,488

		9,446,052

Biotechnology – 1.4%
74,000	Applera Corp. – Applied Biosystems Group	1,465,940
81,500	Genentech, Inc.*	2,672,385
28,400	IDEC Pharmaceuticals Corp.*	1,141,112
11,600	Invitrogen Corp.*	412,960

		5,692,397

Chemicals – 0.3%
9,400	Ecolab, Inc.	423,376
9,100	OM Group, Inc.	479,843
13,900	The Lubrizol Corp.	433,680

		1,336,899

Clothing Stores – 0.6%
139,400	Limited Brands	2,131,426
14,300	The Neiman Marcus Group, Inc.*	417,560

		2,548,986

Computer Hardware – 5.9%
624,100	Cisco Systems, Inc.*	8,625,062
395,700	Dell Computer Corp.*	10,529,577
65,400	IKON Office Solutions, Inc.	604,950
52,700	Lexmark International, Inc.*	2,487,440
26,800	Storage Technology Corp.*	365,820
52,200	Tech Data Corp.*	1,726,254

		24,339,103

Computer Software – 8.2%
15,200	Electronic Arts, Inc.*	961,552
60,500	International Business Machines, Inc.	4,560,490
54,500	Intuit, Inc.*	2,432,335
410,400	Microsoft Corp.*	20,142,432
162,800	Oracle Corp.*	1,561,252
133,500	Symantec Corp.*	3,818,100
45,300	Unisys Corp.*	403,170

		33,879,331

Construction & Real Property – 0.6%
69,900	Jacobs Engineering Group, Inc.*	2,359,824

Defense & Aerospace – 1.4%
6,900	ITT Industries, Inc.	469,062
44,100	Northrop Grumman Corp.	5,415,480

		5,884,542

Department Stores – 5.3%
69,400	Dillard’s, Inc.	1,704,464
14,700	Family Dollar Stores, Inc.	419,685
64,900	J. C. Penney Co., Inc. (Holding Co.)	1,126,664
350,300	Wal-Mart Stores, Inc.	18,734,044

		21,984,857

Drugs – 18.9%
69,700	AmerisourceBergen Corp.	5,053,947
217,304	Amgen, Inc.*	9,785,199
120,200	Cardinal Health, Inc.	7,793,768
48,300	Forest Laboratories, Inc.*	3,525,900
360,700	Johnson & Johnson	19,589,617
161,300	McKesson Corp.	5,410,002
111,400	Merck & Co., Inc.	5,627,928
439,075	Pfizer, Inc.	14,524,601
121,200	Pharmacia Corp.	5,296,440
29,100	Wyeth	1,245,480

		77,852,882

Electronic Equipment – 1.1%
10,300	Amphenol Corp.*	399,846
71,900	AVX Corp.	882,932
91,400	Jabil Circuit, Inc.*	1,710,094
108,300	Sanmina Corp.*	383,382
352,800	Solectron Corp.*	1,312,416

		4,688,670

Energy Reserves – 0.3%
6,000	Amerada Hess Corp.	438,600
26,200	Occidental Petroleum Corp.	778,140

		1,216,740

Entertainment – 1.9%
188,050	AOL Time Warner, Inc.*	2,378,832
134,221	Viacom, Inc. Class B*	5,462,795

		7,841,627

Environmental Services – 0.1%
21,800	Republic Services, Inc.*	449,080

Financial Services – 10.9%
156,400	American Express Co.	5,639,784
14,300	Brown & Brown	418,275
19,700	Countrywide Credit Industries, Inc.	1,034,053
22,000	Fannie Mae	1,667,160
6,900	Freddie Mac	442,290
823,400	General Electric Co.	24,825,510
116,700	H&R Block, Inc.	5,706,630
20,200	Household International, Inc.	729,422
18,500	IndyMac Bancorp, Inc.*	421,800
123,950	MBNA Corp.	2,503,790
16,400	SLM Corp.	1,503,060

		44,891,774

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments  (continued)
August 31, 2002

Shares	Description	Value
Common Stocks – (continued)

Food & Beverages – 6.0%
104,600	Archer-Daniels-Midland Co.	$1,275,074
46,100	ConAgra Foods, Inc.	1,211,969
44,200	Hormel Foods Corp.	1,009,086
138,200	Kraft Foods, Inc.	5,496,214
40,060	PepsiCo, Inc.	1,584,373
113,200	SUPERVALU, INC.	2,351,164
225,600	SYSCO Corp.	6,398,016
61,800	The Coca-Cola Co.	3,151,800
198,100	Tyson Foods, Inc.	2,460,402

		24,938,098

Gold – 0.1%
29,400	Freeport-McMoRan Copper & Gold, Inc. Class B*	481,866

Heavy Electrical Equipment – 0.1%
23,900	Rockwell Automation, Inc.	440,238

Home Products – 3.4%
88,400	Colgate-Palmolive Co.	4,822,220
37,700	The Gillette Co.	1,188,681
91,000	The Procter & Gamble Co.	8,067,150

		14,078,051

Industrial Parts – 0.1%
9,300	W.W. Grainger, Inc.	418,965

Industrial Services – 0.3%
40,400	Manpower, Inc.	1,338,048

Information Services – 2.9%
47,300	Affiliated Computer Services, Inc. Series A*	2,104,850
93,500	Computer Sciences Corp.*	3,443,605
31,200	First Data Corp.	1,084,200
36,300	KPMG Consulting, Inc.*	368,445
91,000	Moody’s Corp.	4,397,120
11,600	Valassis Communications, Inc.*	436,624

		11,834,844

Internet – 0.6%
33,800	eBay, Inc.*	1,912,742
9,800	Hotels.com*	408,072

		2,320,814

Life/Health Insurance – 2.1%
118,500	Aetna, Inc.	5,049,285
15,600	Nationwide Financial Services, Inc.	475,800
107,800	Prudential Financial, Inc.*	3,255,560

		8,780,645

Media – 1.4%
181,400	Fox Entertainment Group, Inc.*	4,050,662
46,600	General Motors Corp. Class H*	479,514
153,100	Liberty Media Corp. Series A*	1,279,916

		5,810,092

Medical Products – 4.4%
156,900	Abbott Laboratories	6,280,707
95,300	Becton, Dickinson and Co.	2,909,509
33,800	Boston Scientific Corp.*	985,270
25,300	Charles River Laboratories International, Inc.*	1,000,615
10,400	DENTSPLY International, Inc.	412,568
21,400	Medtronic, Inc.	881,252
11,100	Patterson Dental Co.*	529,470
38,600	Stryker Corp.	2,175,882
61,000	Thermo Electron Corp.*	1,084,580
52,800	Zimmer Holdings, Inc.*	1,948,320

		18,208,173

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Medical Services – 1.7%
45,800	Health Net, Inc.*	$1,066,224
11,800	Mid Atlantic Medical Services, Inc.*	426,098
24,550	PacifiCare Health Systems, Inc.*	564,405
58,000	UnitedHealth Group, Inc.	5,124,300

		7,181,027

Oil Services – 0.4%
70,000	Transocean, Inc.	1,715,000

Property/ Casualty Insurance – 0.8%
11,400	American International Group, Inc.	715,920
48,500	Loews Corp.	2,546,735

		3,262,655

Publishing – 0.7%
25,300	American Greetings Corp.	422,510
56,800	Deluxe Corp.	2,582,128

		3,004,638

Restaurants – 0.4%
23,200	ARAMARK Corp. Class B*	525,480
15,200	CBRL Group, Inc.	390,336
23,900	Yum! Brands, Inc.*	724,887

		1,640,703

Securities & Asset Management – 1.4%
13,900	Federated Investors, Inc.	405,880
15,200	Legg Mason, Inc.	733,704
63,500	The Bear Stearns Companies, Inc.	4,059,555
18,700	The John Nuveen Co.	420,750

		5,619,889

Semiconductors – 6.0%
202,500	Arrow Electronics, Inc.*	3,298,725
193,100	Avnet, Inc.	2,989,188
816,000	Intel Corp.	13,602,720
11,100	Maxim Integrated Products, Inc.*	350,871
12,700	QLogic Corp.*	426,085
150,500	Texas Instruments, Inc.	2,964,850
84,750	Vishay Intertechnology, Inc.*	1,213,620

		24,846,059

Specialty Retail – 3.4%
59,400	Big Lots, Inc.*	1,000,890
124,100	Lowe’s Companies, Inc.	5,135,258
55,400	Office Depot, Inc.*	715,768
26,700	PETsMART, Inc.*	446,157
141,750	The Home Depot, Inc.	4,667,827
62,700	Walgreen Co.	2,178,825

		14,144,725

Telephone – 1.1%
164,900	BCE, Inc.	2,994,584
116,600	Sprint Corp.	1,352,560

		4,347,144

Tobacco – 1.7%
26,500	Loews Corp. – Carolina Group	686,350
22,400	Philip Morris Companies, Inc.	1,120,000
89,600	R.J. Reynolds Tobacco Holdings, Inc.	5,272,064

		7,078,414

Truck/Sea/Air Freight – 0.6%
90,400	Airborne, Inc.	1,162,544
20,100	United Parcel Service, Inc. Class B	1,284,591

		2,447,135

Wireless Telecommunications – 0.4%
19,200	ALLTEL Corp.	807,552
111,100	AT&T Wireless Services, Inc.*	548,834
7,100	Telephone & Data Systems, Inc.	424,225

		1,780,611

TOTAL COMMON STOCKS
(Cost $438,122,606)		$410,923,365

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
August 31, 2002

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.6%

Joint Repurchase Agreement Account II^
$2,300,000	1.88%	09/03/2002	$2,300,000
Maturity Value: $2,300,481

TOTAL REPURCHASE AGREEMENT
(Cost $2,300,000)			$2,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $440,422,606)			$413,223,365

Shares	Description	Value
Securities Lending Collateral – 0.2%

632,700	Boston Global Investment Trust – Enhanced Portfolio	$632,700

TOTAL SECURITIES LENDING COLLATERAL
(Cost $632,700)		$632,700

TOTAL INVESTMENTS
(Cost $441,055,306)		$413,856,065

*	Non-income producing security.

^	Joint repurchase agreement was entered into on August 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary
August 31, 2002

The following graph shows the value, as of August 31, 2002, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional Shares at NAV of the Goldman Sachs CORE Small Cap Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

CORE Small Cap Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 15, 1997 to August 31, 2002.

Average Annual Total Return through August 31, 2002	Since Inception	Five Years	One Year

Class A (commenced August 15, 1997)
Excluding sales charges	1.68%	1.15%	-8.20%
Including sales charges	0.55%	0.01%	-13.28%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	0.93%	0.42%	-8.88%
Including contingent deferred sales charges	0.73%	0.02%	-13.43%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	0.97%	0.46%	-8.95%
Including contingent deferred sales charges	0.97%	0.46%	-9.86%

Institutional Class (commenced August 15, 1997)	2.06%	1.54%	-7.93%

Service Class (commenced August 15, 1997)	1.59%	1.09%	-8.27%

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments
August 31, 2002

Shares	Description	Value
Common Stocks – 98.5%

Airlines – 0.5%
20,800	AirTran Holdings, Inc.*	$72,176
21,400	Alaska Air Group, Inc.*	522,802
18,600	AMR Corp.*	189,534
16,500	Mesa Air Group, Inc.*	100,815

		885,327

Alcohol – 0.2%
12,800	The Robert Mondavi Corp.*	402,944

Apparel & Textiles – 1.2%
45,200	Kellwood Co.	1,126,384
22,100	Phillips-Van Heusen Corp.	276,250
10,800	Quaker Fabric Corp.*	88,560
8,400	Quiksilver, Inc.*	188,244
23,100	Skechers U.S.A., Inc.*	358,281

		2,037,719

Banks – 7.5%
15,740	Associated Banc-Corp.	547,909
24,500	Bank of Hawaii Corp.	707,560
79,491	Brookline Bancorp, Inc.	994,433
5,600	Chittenden Corp.	173,600
53,200	Commercial Federal Corp.	1,356,600
4,200	Corus Bankshares, Inc.	198,492
18,800	East West Bancorp, Inc.	681,500
22,700	Euronet Worldwide, Inc.*	209,294
12,000	First Charter Corp.	193,200
4,200	First Citizens BancShares, Inc.	454,608
9,500	Flushing Financial Corp.	175,275
20,193	Fulton Financial Corp.	377,609
11,600	GBC Bancorp	243,600
36,000	Independence Community Bank Corp.	1,118,520
19,400	Investors Financial Services Corp.	583,164
7,300	Medford Bancorp, Inc.	254,551
23,500	NetBank, Inc.*	263,905
11,800	PFF Bancorp, Inc.	380,550
6,600	Port Financial Corp.	253,440
15,200	Provident Financial Group, Inc.	440,192
10,600	Silicon Valley Bancshares*	240,196
6,200	Southwest Bancorp of Texas, Inc.*	235,476
14,800	Susquehanna Bancshares, Inc.	345,432
30,200	The South Financial Group, Inc.	632,690
35,674	Trustco Bank Corp.	428,088
23,200	United Bankshares, Inc.	705,558
25,400	United Community Financial Corp.	215,900
17,350	Wintrust Financial Corp.	555,200

		12,966,542

Biotechnology – 2.3%
37,600	Applera Corp. – Celera Genomics Group*	355,320
22,800	Enzo Biochem, Inc.*	290,472
31,100	Immucor, Inc.*	833,169
17,300	Invitrogen Corp.*	615,880
47,400	Ligand Pharmaceuticals, Inc. Class B*	349,812
5,900	Scios, Inc.*	141,954
47,500	Techne Corp.*	1,348,620

		3,935,227

Chemicals – 2.9%
21,600	A. Schulman, Inc.	456,192
16,400	Airgas, Inc.*	252,560
16,800	Albemarle Corp.	517,944
38,300	Arch Chemicals, Inc.	796,640
6,600	Ashland, Inc.	189,156
9,300	Brady Corp.	292,206
14,600	Carlisle Cos., Inc.	654,080
7,300	Cytec Industries, Inc.*	194,180
32,100	Millennium Chemicals, Inc.	426,930
3,500	OM Group, Inc.	184,555
24,300	PolyOne Corp.	227,205
9,200	Rogers Corp.*	253,000
14,100	RPM, Inc.	215,448
17,900	Spartech Corp.	383,060

		5,043,156

Clothing Stores – 0.8%
55,000	Charming Shoppes, Inc.*	377,300
7,400	Christopher & Banks Corp.*	215,340
20,400	The Cato Corp.	375,360
20,900	The Finish Line, Inc.*	186,010
8,900	The Men’s Wearhouse, Inc.*	168,210

		1,322,220

Computer Hardware – 3.3%
13,400	Avocent Corp.*	217,214
25,300	Checkpoint Systems, Inc.*	290,950
7,700	Coinstar, Inc.*	207,900
29,000	Computer Network Technology Corp.*	179,220
30,500	Concurrent Computer Corp.*	85,705
30,700	Daisytek International Corp.*	406,775
63,200	IKON Office Solutions, Inc.	584,600
21,600	Imation Corp.*	718,200
22,300	InFocus Corp.*	248,645
57,800	Ingram Micro, Inc.*	788,970
25,600	Iomega Corp.*	310,272
11,700	Kronos, Inc.*	303,732
45,900	Maxtor Corp.*	170,289
7,100	RadiSys Corp.*	51,120
11,100	SBS Technologies, Inc.*	80,586

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Computer Hardware – (continued)
5,700	ScanSource, Inc.*	$343,083
8,200	Tech Data Corp.*	271,174
101,100	Western Digital Corp.*	410,466

		5,668,901

Computer Software – 3.3%
5,650	Activision, Inc.*	157,465
22,700	Aspen Technology, Inc.*	91,254
24,700	Avid Technology, Inc.*	250,705
6,300	Catapult Communications Corp.*	73,521
19,200	Digital River, Inc.*	149,376
12,000	Documentum, Inc.*	185,160
6,600	EPIQ Systems, Inc.*	128,700
25,000	FileNET Corp.*	339,500
28,200	Hyperion Solutions Corp.*	640,140
25,800	Informatica Corp.*	118,164
39,500	Intergraph Corp.*	635,950
27,000	J.D. Edwards & Co.*	352,350
21,000	JDA Software Group, Inc.*	266,070
11,900	MapInfo Corp.*	74,256
17,400	MSC.Software Corp.*	182,700
22,400	Pharmacopeia, Inc.*	179,872
21,600	Phoenix Technologies Ltd.*	160,704
11,550	Radiant Systems, Inc.*	110,649
7,600	Renaissance Learning, Inc.*	128,516
31,400	ScanSoft, Inc.*	136,276
7,400	SRA International, Inc.*	187,516
22,100	Systems & Computer Technology Corp.*	139,451
7,600	Take-Two Interactive Software, Inc.*	190,760
7,800	THQ, Inc.*	180,180
35,300	VitalWorks, Inc.*	283,459
21,800	Websense, Inc.*	371,472

		5,714,166

Construction & Real Property – 1.7%
12,700	Acuity Brands, Inc.	177,800
6,700	Butler Manufacturing Co.	164,150
18,800	Champion Enterprises, Inc.*	50,384
50,800	Comfort Systems USA, Inc.*	160,020
17,900	Corrections Corp. of America*	264,025
11,200	EMCOR Group, Inc.*	610,512
6,400	LNR Property Corp.	222,400
12,800	M/I Schottenstein Homes, Inc.	440,320
10,700	NCI Building Systems, Inc.*	202,230
5,800	Standard Pacific Corp.	152,830
5,900	Texas Industries, Inc.	165,849
10,000	URS Corp.*	234,500

		2,845,020

Consumer Durables – 0.6%
35,200	Kimball International, Inc. Class B	519,904
7,200	The Toro Co.	401,400
15,000	Universal Electronics, Inc.*	145,515

		1,066,819

Defense & Aerospace – 1.4%
20,800	AAR Corp.	128,960
13,500	Cubic Corp.	283,770
9,600	Curtiss-Wright Corp.	527,040
29,400	Kaman Corp.	329,868
17,300	Moog, Inc.*	551,524
19,700	Teledyne Technologies, Inc.*	350,660
9,400	United Industrial Corp.	187,060

		2,358,882

Department Stores – 0.9%
24,200	Dillard’s, Inc.	594,352
28,100	Saks, Inc.*	298,422
48,400	ShopKo Stores, Inc.*	695,024

		1,587,798

Drugs – 4.6%
23,100	Alpharma, Inc.	233,772
40,200	Bio-Technology General Corp.*	148,740
7,000	Biosite, Inc.*	139,720
13,700	Cell Genesys, Inc.*	158,509
6,900	CIMA Labs, Inc.*	158,762
14,200	D & K Healthcare Resources, Inc.	339,380
10,300	Diagnostic Products Corp.	413,030
19,200	Diversa Corp.*	172,800
27,300	Gene Logic, Inc.*	218,673
50,900	IDEXX Laboratories, Inc.*	1,480,681
59,300	Immunomedics, Inc.*	340,975
21,700	Kos Pharmaceuticals, Inc.*	292,733
11,200	Lexicon Genetics, Inc.*	58,464
8,800	Maxygen, Inc.*	71,808
42,200	NBTY, Inc.*	642,284
30,800	Noven Pharmaceuticals, Inc.*	397,936
68,400	Perrigo Co.*	731,333
7,800	Pharmaceutical Resources, Inc.*	203,970
15,600	PRAECIS Pharmaceuticals, Inc.*	59,436
20,400	Priority Healthcare Corp. Class B*	512,652
13,100	Protein Design Labs, Inc.*	135,729
45,600	Serologicals Corp.*	545,832
16,300	SICOR, Inc.*	264,875
5,200	Syncor International Corp.*	173,368

		7,895,462

Electric Utility – 1.1%
62,500	Avista Corp.	795,000
12,100	PNM Resources, Inc.	267,168
26,600	Sierra Pacific Resources	196,840
8,400	UIL Holdings Corp.	347,760
5,300	WPS Resources Corp.	196,100

		1,802,868

Electronic Equipment – 5.7%
13,100	ADTRAN, Inc.*	227,809
23,800	Aeroflex, Inc.*	117,572
59,100	Allen Telecom, Inc.*	267,132
29,400	Anaren Microwave, Inc.*	286,650
25,300	Andrew Corp.*	252,747

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments  (continued)
August 31, 2002

Shares	Description	Value
Common Stocks – (continued)

Electronic Equipment – (continued)
51,600	Anixter International, Inc.*	$1,215,180
78,800	Arris Group, Inc.*	304,168
28,900	Artesyn Technologies, Inc.*	68,204
43,400	Audiovox Corp.*	303,366
10,800	BEI Technologies, Inc.	130,680
34,900	Benchmark Electronics, Inc.*	886,460
30,600	C-COR.net Corp.*	145,962
12,200	Coherent, Inc.*	247,538
12,500	DSP Group, Inc.*	227,000
10,500	Fisher Scientific International, Inc.*	301,980
4,300	FLIR Systems, Inc.*	163,185
14,000	Harvard Bioscience, Inc.*	66,500
35,700	Inter-Tel, Inc.	848,946
12,300	Intermagnetics General Corp.*	170,724
10,600	Itron, Inc.*	143,206
11,400	Littelfuse, Inc.*	228,912
37,300	Methode Electronics, Inc.	361,437
9,355	Netro Corp.*	25,446
9,550	Park Electrochemical Corp.	204,370
63,800	Pioneer-Standard Electronics, Inc.	632,258
10,100	Planar Systems, Inc.*	180,386
15,800	Plantronics, Inc.*	290,088
10,300	Plexus Corp.*	150,586
28,200	Power-One, Inc.*	119,286
16,500	Spectrian Corp.*	117,150
13,800	Trimble Navigation Ltd.*	193,200
23,900	Turnstone Systems, Inc.*	67,398
7,400	Ultratech Stepper, Inc.*	94,054
20,100	Varian, Inc.*	633,954
10,000	Vicor Corp.*	83,500
8,600	Zygo Corp.*	50,740

		9,807,774

Energy Reserves – 1.4%
13,500	Patina Oil & Gas Corp.	375,975
9,200	Pure Resources, Inc.*	212,704
36,500	Range Resources Corp.*	194,910
11,500	St. Mary Land & Exploration Co.	273,470
8,200	The Houston Exploration Co.*	242,720
10,100	Tom Brown, Inc.*	245,430
47,200	Veritas DGC, Inc.*	611,240
21,400	Vintage Petroleum, Inc.	216,996

		2,373,445

Entertainment – 0.4%
40,800	Handleman Co.*	458,592
27,900	World Wrestling Entertainment, Inc.*	270,630

		729,222

Environmental Services – 0.1%
22,600	Casella Waste Systems, Inc.*	185,772

Equity REIT – 7.2%
10,700	Alexandria Real Estate Equities, Inc.	470,051
46,300	Anthracite Capital, Inc.	571,805
30,200	Bedford Property Investors, Inc.	761,946
25,200	Boykin Lodging Co.	231,840
39,900	Brandywine Realty Trust	903,336
34,800	Capstead Mortgage Corp.	737,760
20,400	EastGroup Properties, Inc.	522,852
43,900	FelCor Lodging Trust, Inc.	649,720
63,400	Glenborough Realty Trust, Inc.	1,334,570
14,600	Healthcare Realty Trust, Inc.	469,244
110,300	HRPT Properties Trust	928,726
37,900	JDN Realty Corp.	477,540
55,500	La Quinta Corp.*	287,490
25,800	Lexington Corporate Properties Trust	427,764
38,000	MeriStar Hospitality Corp.	427,500
26,500	Mid-America Apartment Communities, Inc.	667,800
14,500	Parkway Properties, Inc.	535,195
13,100	RAIT Investment Trust	301,431
17,200	Realty Income Corp.	581,360
11,600	Sun Communities, Inc.	452,516
32,600	Thornburg Mortgage, Inc.	643,850

		12,384,296

Financial Services – 1.5%
14,900	Actrade Financial Technologies Ltd.*Ø	14,900
26,000	Credit Acceptance Corp.*	211,120
6,350	FTI Consulting, Inc.*	231,267
12,800	Hilb, Rogal & Hamilton Co.	562,560
17,700	IndyMac Bancorp, Inc.*	403,560
25,400	Metris Cos., Inc.	101,600
14,200	NCO Group, Inc.*	245,234
7,100	New Century Financial Corp.	218,254
20,500	Novastar Financial, Inc.	589,580

		2,578,075

Food & Beverages – 2.0%
38,500	Corn Products International, Inc.	1,078,000
10,900	Flowers Foods, Inc.*	250,700
33,300	Interstate Bakeries Corp.	810,855
4,900	Performance Food Group Co.*	169,785
39,400	Pilgrim’s Pride Corp.	384,150
16,400	Ralcorp Holdings, Inc.*	389,008
11,800	The J. M. Smucker Co.	428,930

		3,511,428

Forestry And Paper – 1.1%
13,500	Chesapeake Corp.	277,425
30,700	Longview Fibre Co.	213,672
48,000	Louisiana-Pacific Corp.*	372,000
1,440	Packaging Dynamics Corp.*	9,475

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Forestry And Paper – (continued)
18,500	Pope & Talbot, Inc.	$245,680
7,300	Schweitzer-Mauduit International, Inc.	179,215
22,400	United Stationers, Inc.*	616,000

		1,913,467

Gas Utilities – 1.3%
76,900	Aquila, Inc.	302,217
7,500	California Water Services Group	189,750
60,600	Oneok, Inc.	1,172,004
23,600	Southwestern Energy Co.*	270,220
7,200	UGI Corp.	253,080

		2,187,271

Grocery Stores – 0.7%
16,100	Ingles Markets, Inc.	181,125
19,200	Pathmark Stores, Inc.*	258,816
17,400	Ruddick Corp.	291,798
38,800	The Great Atlantic & Pacific Tea Co., Inc.*	407,788

		1,139,527

Heavy Electrical Equipment – 1.5%
34,450	A.O. Smith Corp.	1,049,002
40,200	Belden, Inc.	671,742
10,400	C&D Technologies, Inc.	169,000
37,150	Cable Design Technologies Corp.*	239,618
11,700	General Cable Corp.	49,374
8,100	Woodward Governor Co.	388,800

		2,567,536

Heavy Machinery – 0.7%
22,500	AGCO Corp.*	430,200
18,000	JLG Industries, Inc.	165,240
12,000	NACCO Industries, Inc.	484,200
9,100	Terex Corp.*	178,815

		1,258,455

Home Products – 0.5%
21,400	Church & Dwight Co., Inc.	669,820
18,000	Playtex Products, Inc.*	197,100

		866,920

Hotels – 0.2%
11,100	Boyd Gaming Corp.*	180,930
23,200	Pinnacle Entertainment, Inc.*	197,200

		378,130

Industrial Parts – 3.4%
15,200	Applied Films Corp.*	130,112
5,900	Briggs & Stratton Corp.	231,575
20,000	Clarcor, Inc.	614,000
6,800	CoorsTek, Inc.*	146,200
59,300	Hughes Supply, Inc.	1,703,689
5,100	Kennametal, Inc.	177,225
54,300	Lennox International, Inc.	822,645
7,700	Nortek, Inc.*	339,570
5,300	SPS Technologies, Inc.*	153,170
13,200	The Shaw Group, Inc.*	221,100
6,700	The Timken Co.	122,342
6,100	Thomas Industries, Inc.	161,650
40,500	Watsco, Inc.	635,850
25,700	Watts Industries, Inc.	451,035

		5,910,163

Industrial Services – 2.3%
17,000	Aaron Rents, Inc. Class B	354,620
6,200	Chemed Corp.	208,010
15,800	Corinthian Colleges, Inc.*	588,550
11,100	Dollar Thrifty Automotive Group, Inc.*	194,805
41,400	Gentiva Health Services, Inc.	335,340
9,000	ITT Educational Services, Inc.*	162,450
4,800	Manpower, Inc.	158,976
101,600	MPS Group, Inc.*	543,560
5,700	Rent-A-Center, Inc.*	311,448
15,400	Rent-Way, Inc.*	61,600
7,600	Right Management Consultants, Inc.*	166,060
9,700	Rollins, Inc.	192,739
10,100	Ryder System, Inc.	264,014
51,600	Spherion Corp.*	425,700

		3,967,872

Information Services – 4.4%
16,300	ADVO, Inc.*	567,077
28,900	American Management Systems, Inc.*	433,500
7,600	Arbitron, Inc.*	250,800
7,800	Cognizant Technology Solutions Corp.*	447,798
15,400	DiamondCluster International, Inc.*	53,592
16,800	eFunds Corp.*	171,864
13,400	FactSet Research Systems, Inc.	332,320
16,800	Fidelity National Infomation Solutions, Inc.*	388,080
22,080	Global Payments, Inc.	615,149
15,900	infoUSA, Inc.*	81,090
20,900	Interactive Data Corp.*	305,976
26,700	KPMG Consulting, Inc.*	271,005
10,900	McAfee.com Corp.*	181,485
10,500	MICROS Systems, Inc.*	256,305
13,300	NDCHealth Corp.	271,586
10,600	PEC Solutions, Inc.*	247,616
20,700	Pegasus Systems, Inc.*	319,194
14,100	Pre-Paid Legal Services, Inc.*	291,447
28,700	PRG-Shultz International, Inc.*	413,854
33,700	Quintiles Transnational Corp.*	338,011
52,300	Stewart Enterprises, Inc.*	236,919
18,500	Tetra Tech, Inc.*	167,980

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments  (continued)
August 31, 2002

Shares	Description	Value
Common Stocks – (continued)

Information Services – (continued)
11,300	The Advisory Board Co.*	$358,108
29,400	The TriZetto Group, Inc.*	191,982
11,700	Valassis Communications, Inc.*	440,388

		7,633,126

Internet – 1.7%
58,100	Ariba, Inc.*	127,820
30,800	AsiaInfo Holdings, Inc.*	140,756
41,100	DoubleClick, Inc.*	231,393
52,300	EarthLink, Inc.*	319,030
12,800	F5 Networks, Inc.*	160,000
21,700	FreeMarkets, Inc.*	128,898
25,000	Liberate Technologies, Inc.*	47,250
11,900	NetFlix, Inc.*	156,009
11,700	Overture Services, Inc.*	236,948
75,700	Priceline.com, Inc.*	177,895
36,600	S1 Corp.*	191,418
34,800	SonicWall, Inc.*	156,600
31,000	United Online, Inc.*	356,810
21,300	Verity, Inc.*	232,170
12,100	WebEx Communications, Inc.*	178,233

		2,841,230

Leisure – 1.2%
20,000	Alliance Gaming Corp.*	304,000
10,000	Fossil, Inc.*	218,600
9,700	JAKKS Pacific, Inc.*	109,706
22,100	K2, Inc.*	174,811
11,600	Multimedia Games, Inc.*	246,500
6,900	Russ Berrie & Company, Inc.	231,978
18,725	SCP Pool Corp.*	517,185
6,900	The Nautilus Group, Inc.*	218,799
6,600	Ticketmaster Class B*	106,194

		2,127,773

Life/Health Insurance – 0.5%
15,078	Delphi Financial Group, Inc.	601,612
9,281	FBL Financial Group, Inc.	179,124

		780,736

Media – 0.6%
11,600	Entravision Communications Corp.*	142,680
6,700	Gaylord Entertainment Co.*	150,415
16,200	Playboy Enterprises, Inc. Class B*	149,040
47,900	Sinclair Broadcast Group, Inc.*	604,977

		1,047,112

Medical Products – 3.1%
21,100	Bio-Rad Laboratories, Inc.*	885,145
11,300	Cantel Medical Corp.*	159,330
8,900	Charles River Laboratories International, Inc.*	351,995
9,700	CONMED Corp.*	184,494
6,000	Haemonetics Corp.*	164,760
7,900	INAMED Corp.*	185,255
9,000	Invacare Corp.	315,000
12,100	Molecular Devices Corp.*	151,492
11,300	Ocular Sciences, Inc.*	261,030
51,900	Owens & Minor, Inc.	749,955
5,600	Patterson Dental Co.*	267,120
69,900	PSS World Medical, Inc.*	499,086
16,400	Respironics, Inc.*	555,796
14,300	SangStat Medical Corp.*	260,403
7,600	STERIS Corp.*	173,432
11,900	Sybron Dental Specialties, Inc.*	181,832

		5,346,125

Medical Services – 1.2%
22,800	American Medical Security Group, Inc.*	339,720
10,700	Dynacq International, Inc.*	169,060
11,600	Kindred Healthcare, Inc.*	434,536
15,000	PacifiCare Health Systems, Inc.*	344,850
12,000	RehabCare Group, Inc.*	279,600
64,200	Service Corp. International*	238,824
12,900	Sierra Health Services, Inc.*	249,228

		2,055,818

Mining & Metals – 2.3%
41,000	AK Steel Holding Corp.*	373,100
29,200	Commercial Metals Co.	552,464
44,100	Crown Cork & Seal Co., Inc.*	256,662
11,000	Owens-Illinois, Inc.*	128,700
30,500	Quanex Corp.	1,235,250
17,100	Reliance Steel & Aluminum Corp.	413,820
21,500	Steel Dynamics, Inc.*	259,935
11,000	United States Steel Corp.	151,030
43,900	USEC, Inc.	331,445
17,800	Worthington Industries, Inc.	315,950

		4,018,356

Motor Vehicles & Parts – 0.9%
7,500	Circuit City Stores, Inc. – CarMax Group*	121,125
12,800	Oshkosh Truck Corp.	721,280
7,400	Thor Industries, Inc.	248,270
38,700	Visteon Corp.	440,793

		1,531,468

Oil Refining – 1.2%
15,000	Frontier Oil Corp.	213,750
16,500	Headwaters, Inc.*	221,100
16,200	Holly Corp.	277,830
11,300	NorthWestern Corp.	144,075
15,200	Plains Resources, Inc.*	367,992
56,500	Tesoro Petroleum Corp.*	204,530
18,200	Western Gas Resources, Inc.	617,344

		2,046,621

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Oil Services – 1.3%
9,000	Dril-Quip, Inc.*	$174,690
5,917	ENSCO International, Inc.	157,806
36,700	Global Industries Ltd.*	179,096
33,000	Key Energy Services, Inc.*	270,600
18,800	Oceaneering International, Inc.*	464,924
113,600	Parker Drilling Co.*	266,960
21,500	TETRA Technologies, Inc.*	440,965
18,000	Universal Compression Holdings, Inc.*	351,540

		2,306,581

Property/ Casualty Insurance – 2.2%
12,400	Allmerica Financial Corp.	275,900
8,100	Argonaut Group, Inc.	150,579
40,500	First American Financial Corp.	869,535
30,800	LandAmerica Financial Group, Inc.	1,114,960
21,900	Ohio Casualty Corp.*	367,482
14,400	PMA Capital Corp.	269,712
11,000	Stewart Information Services Corp.*	196,900
14,800	The Commerce Group, Inc.	572,760

		3,817,828

Publishing – 1.7%
4,800	Banta Corp.	180,192
5,700	Media General, Inc.	305,919
4,200	Meredith Corp.	166,404
18,500	Pulitzer, Inc.	816,775
27,200	The Standard Register Co.	692,240
31,800	The Topps Co., Inc.*	279,840
29,700	Wallace Computer Services, Inc.	550,044

		2,991,414

Railroads – 0.3%
17,600	Kansas City Southern	266,640
9,000	Trinity Industries, Inc.	163,260

		429,900

Restaurants – 1.9%
15,000	Bob Evans Farms, Inc.	363,900
21,500	CBRL Group, Inc.	552,120
33,800	CKE Restaurants, Inc.*	247,416
5,900	Jack in the Box, Inc.*	166,675
14,000	Landry’s Restaurants, Inc.	305,200
42,400	Lone Star Steakhouse & Saloon, Inc.	847,152
16,800	RARE Hospitality International, Inc.*	438,648
30,000	Ryan’s Family Steak Houses, Inc.*	357,600

		3,278,711

Securities & Asset Management – 1.7%
18,700	BlackRock, Inc.*	827,475
5,300	Jefferies Group, Inc.	232,723
84,300	Knight Trading Group, Inc.*	356,589
8,700	R&G Financial Corp.	205,146
21,200	SWS Group, Inc.	290,864
41,900	The John Nuveen Co.	942,750

		2,855,547

Semiconductors – 2.3%
32,200	Arrow Electronics, Inc.*	524,538
38,299	Avnet, Inc.	592,869
41,700	Bell Microproducts, Inc.*	227,682
17,600	Cohu, Inc.	249,040
25,500	Entegris, Inc.*	230,265
25,300	ESS Technology, Inc.*	302,335
25,000	Exar Corp.*	372,000
24,000	Genesis Microchip, Inc.*	195,360
19,300	OmniVision Technologies, Inc.*	173,700
11,400	Rainbow Technologies, Inc.*	47,880
38,700	Remec, Inc.*	159,444
18,400	SanDisk Corp.*	298,264
25,200	Silicon Image, Inc.*	107,352
37,400	Silicon Storage Technology, Inc.*	202,334
12,900	Veeco Instruments, Inc.*	168,990
14,100	Xicor, Inc.*	64,296

		3,916,349

Specialty Retail – 3.3%
27,400	1-800-FLOWERS.COM, Inc.*	271,260
8,400	Bandag, Inc.	293,664
24,800	Big Lots, Inc.*	417,880
31,400	Brown Shoe Co.	637,734
19,000	CSK Auto Corp.*	240,350
9,500	Fred’s, Inc.	318,250
12,700	Guitar Center, Inc.*	214,122
20,900	Haverty Furniture Cos., Inc	269,610
22,100	Hollywood Entertainment Corp.*	298,350
17,900	Insight Enterprises, Inc.*	201,554
14,850	InterTAN, Inc.*	104,098
8,000	J. Jill Group, Inc.*	200,400
6,900	Longs Drug Stores Corp.	172,500
12,400	Movie Gallery, Inc.*	172,112
13,400	MSC Industrial Direct Co., Inc.*	173,932
65,200	OfficeMax, Inc.*	277,100
19,700	PETsMART, Inc.*	329,187
10,500	Sonic Automotive, Inc.*	214,200
30,800	The Sports Authority, Inc.*	165,704
9,200	Tractor Supply Co.*	305,716
17,600	United Auto Group, Inc.*	280,016
11,700	ValueVision International, Inc.*	166,491

		5,724,230

Telephone – 0.9%
9,400	Commonwealth Telephone Enterprises, Inc.*	359,550
59,700	IDT Corp.*	1,053,705
12,600	Intrado, Inc.*	141,372

		1,554,627

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments  (continued)
August 31, 2002

Shares	Description	Value
Common Stocks – (continued)

Thrifts – 0.9%
12,400	BankUnited Financial Corp.*	$220,720
10,300	Citizens First Bancorp, Inc.	205,279
7,600	FirstFed Financial Corp.*	214,700
6,800	IBERIABANK Corp.	272,000
18,400	Staten Island Bancorp, Inc.	369,104
10,000	W Holding Co., Inc.	191,800

		1,473,603

Tobacco – 0.5%
42,600	DIMON, Inc.	281,586
13,500	Universal Corp.	517,725

		799,311

Truck/Sea/Air Freight – 1.7%
40,600	Airborne, Inc.	522,116
7,700	Arkansas Best Corp.*	158,466
19,900	EGL, Inc.*	222,283
6,200	J.B. Hunt Transport Services, Inc.*	147,002
11,400	Landstar System, Inc.*	577,410
9,100	Offshore Logistics, Inc.*	163,891
6,900	Overseas Shipholding Group	121,026
15,600	Roadway Corp.	368,160
26,100	Yellow Corp.*	581,769

		2,862,123

Wireless Telecommunications – 0.4%
21,800	Boston Communications Group, Inc.*	197,748
16,200	Price Communications Corp.*	187,920
11,500	United States Cellular Corp.*	361,675

		747,343

TOTAL COMMON STOCKS
(Cost $179,418,722)		$169,478,336

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 1.2%

Joint Repurchase Agreement Account II^
$2,000,000	1.88%	09/03/2002	$2,000,000
Maturity Value: $2,000,418

TOTAL REPURCHASE AGREEMENT
(Cost $2,000,000)			$2,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $181,418,722)			$171,478,336

Shares	Description	Value
Securities Lending Collateral – 2.4%

4,172,700	Boston Globe Investment Trust – Enhanced Portfolio	$4,172,700

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,172,700)		$4,172,700

TOTAL INVESTMENTS
(Cost $185,591,422)		$175,651,036

*	Non-income producing security.

^	Joint repurchase agreement was entered into on August 30, 2002.

Ø	Fair valued security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Performance Summary
August 31, 2002

The following graph shows the value, as of August 31, 2002, of a $10,000 investment made on December 31, 1998 (commencement of operations) in Institutional Shares at NAV of the Goldman Sachs CORE Large Cap Value Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

CORE Large Cap Value Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 31, 1998 to August 31, 2002.

Average Annual Total Return through August 31, 2002	Since Inception	One Year

Class A (commenced December 31, 1998)
Excluding sales charges	-2.39%	-14.61%
Including sales charges	-3.88%	-19.31%

Class B (commenced December 31, 1998)
Excluding contingent deferred sales charges	-3.15%	-15.28%
Including contingent deferred sales charges	-3.95%	-19.51%

Class C (commenced December 31, 1998)
Excluding contingent deferred sales charges	-3.13%	-15.26%
Including contingent deferred sales charges	-3.13%	-16.11%

Institutional Class (commenced December 31, 1998)	-2.03%	-14.25%

Service Class (commenced December 31, 1998)	-2.49%	-14.70%

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments
August 31, 2002

Shares	Description	Value
Common Stocks – 99.2%

Airlines – 0.2%
13,200	Alaska Air Group, Inc.*	$322,476
8,500	Delta Air Lines, Inc.	149,345

		471,821

Alcohol – 0.1%
3,200	Brown-Forman Corp. Class B	225,376

Banks – 17.6%
108,000	Bank of America Corp.	7,568,640
12,700	Bank One Corp.	520,065
31,900	BB&T Corp.	1,213,795
267,100	Citigroup, Inc.	8,747,525
10,900	Compass Bancshares, Inc.	366,131
7,300	Fifth Third Bancorp	489,246
106,000	J.P. Morgan Chase & Co	2,798,400
10,600	KeyCorp	284,398
20,700	M&T Bank Corp.	1,776,060
29,100	National City Corp.	907,047
11,100	Regions Financial Corp.	396,492
33,200	SouthTrust Corp.	871,168
44,500	SunTrust Banks, Inc.	3,004,195
36,450	Union Planters Corp.	1,132,137
6,600	UnionBanCal Corp.	297,000
57,700	Wachovia Corp.	2,126,245
108,200	Wells Fargo & Co	5,646,958

		38,145,502

Biotechnology – 0.8%
11,200	Amgen, Inc.*	504,336
27,600	Applera Corp.-Applied Biosystems Group	546,756
6,800	Chiron Corp.*	257,652
4,700	IDEC Pharmaceuticals Corp.*	188,846
9,200	Invitrogen Corp.*	327,520

		1,825,110

Chemicals – 3.3%
12,800	A. Schulman, Inc.	270,336
16,500	Air Products and Chemicals, Inc.	774,015
51,300	Ashland, Inc.	1,470,258
8,400	Avery Dennison Corp.	530,208
29,000	Ecolab, Inc.	1,306,160
32,300	Monsanto Co.	593,351
7,200	OM Group, Inc.	379,656
3,900	Praxair, Inc.	218,517
16,000	Sherwin-Williams Co.	432,000
12,000	Sigma-Aldrich Corp.	612,000
26,200	The Goodyear Tire & Rubber Co.	354,224
7,400	The Lubrizol Corp.	230,880

		7,171,605

Clothing Stores – 0.4%
58,900	Limited Brands	900,581

Computer Hardware – 2.5%
72,700	Dell Computer Corp.*	1,934,547
100,819	Hewlett-Packard Co.	1,353,999
67,200	Ingram Micro, Inc.*	917,280
7,400	Lexmark International, Inc.*	349,280
18,900	Storage Technology Corp.*	257,985
15,200	Tech Data Corp.*	502,664

		5,315,755

Computer Software – 1.7%
32,700	International Business Machines, Inc.	2,464,926
26,400	Intuit, Inc.*	1,178,232

		3,643,158

Construction & Real Property – 0.2%
11,000	Acuity Brands, Inc.	154,000
6,800	Jacobs Engineering Group, Inc.*	229,568

		383,568

Defense & Aerospace – 2.1%
10,900	ITT Industries, Inc.	740,982
21,900	Lockheed Martin Corp.	1,386,708
12,400	Northrop Grumman Corp.	1,522,720
15,600	Precision Castparts Corp.	355,368
16,800	Raytheon Co	588,000

		4,593,778

Department Stores – 1.5%
42,700	Dillard’s, Inc.	1,048,712
14,800	J. C. Penney Co., Inc. (Holding Co)	256,928
34,900	Wal-Mart Stores, Inc.	1,866,452

		3,172,092

Drugs – 3.2%
10,702	AmerisourceBergen Corp.	776,002
33,850	Cardinal Health, Inc.	2,194,834
6,400	Johnson & Johnson	347,584
59,700	McKesson Corp.	2,002,338
32,300	Merck & Co., Inc.	1,631,796

		6,952,554

Electric Utility – 4.7%
12,700	Allegheny Energy, Inc.	262,255
36,200	American Electric Power Co., Inc.	1,234,420
65,600	Constellation Energy Group, Inc.	1,837,456
27,600	Duke Energy Corp.	740,508
11,600	Energy East Corp.	242,672
44,200	Entergy Corp.	1,864,798
8,800	FPL Group, Inc.	502,304
114,600	PG&E Corp.*	1,300,710
4,500	Progress Energy, Inc.	209,340
19,300	Puget Energy, Inc.	418,810
22,800	The Southern Co.	660,288
18,600	TXU Corp.	899,496

		10,173,057

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Electronic Equipment – 1.0%
10,600	Fisher Scientific International, Inc.*	$304,856
82,400	Motorola, Inc.	988,800
76,900	Sanmina-SCI Corp.*	272,226
152,800	Solectron Corp.*	568,416

		2,134,298

Energy Reserves – 8.0%
18,400	Amerada Hess Corp.	1,345,040
32,028	Conoco, Inc.	786,287
329,260	Exxon Mobil Corp.	11,672,267
83,500	Occidental Petroleum Corp.	2,479,950
19,400	Phillips Petroleum Co.*	1,020,052

		17,303,596

Entertainment – 2.1%
132,900	AOL Time Warner, Inc.*	1,681,185
69,300	Viacom, Inc. Class B*	2,820,510

		4,501,695

Environmental Services – 0.5%
36,800	Republic Services, Inc.*	758,080
10,500	Waste Management, Inc.	267,015

		1,025,095

Equity REIT – 2.2%
10,000	Archstone-Smith Trust	263,500
7,600	CarrAmerica Reality Corp.	207,480
101,400	Equity Office Properties Trust	2,827,032
19,900	Equity Residential Properties Trust	555,608
27,200	Mack-Cali Realty Corp.	912,560

		4,766,180

Financial Services – 1.6%
22,500	American Express Co.	811,350
13,700	Countrywide Credit Industries, Inc.	719,113
28,200	H&R Block, Inc.	1,378,980
17,900	Household International, Inc.	646,369

		3,555,812

Food & Beverages – 3.7%
48,200	Archer-Daniels-Midland Co.	587,558
40,100	ConAgra Foods, Inc.	1,054,229
65,000	Kraft Foods, Inc.	2,585,050
55,600	SUPERVALU, INC.	1,154,812
67,900	SYSCO Corp.	1,925,644
63,292	Tyson Foods, Inc.	786,087

		8,093,380

Forestry And Paper – 0.7%
5,300	Bemis Co., Inc.	280,794
14,200	Boise Cascade Corp.	384,110
36,900	Georgia-Pacific Corp.	776,745

		1,441,649

Gas Utilities – 0.5%
35,300	Aquila, Inc.	138,729
49,300	Oneok, Inc.	953,462

		1,092,191

Grocery Stores – 0.1%
10,000	Albertson’s, Inc.	257,200

Heavy Electrical Equipment – 0.5%
63,600	Rockwell Automation, Inc.	1,171,512

Heavy Machinery – 0.1%
15,000	AGCO Corp.*	286,800

Home Products – 2.8%
4,600	Alberto-Culver Co. Class B	226,596
10,200	Colgate-Palmolive Co.	556,410
8,500	Newell Rubbermaid, Inc.	294,100
53,200	The Gillette Co.	1,677,396
36,000	The Procter & Gamble Co.	3,191,400

		5,945,902

Hotels – 0.1%
23,400	Park Place Entertainment Corp.*	218,790

Industrial Parts – 0.6%
30,900	W.W. Grainger, Inc.	1,392,045

Industrial Services – 0.4%
20,300	Manpower, Inc.	672,336
9,100	Pittston Brink’s Group	219,310

		891,646

Information Services – 0.7%
28,400	Computer Sciences Corp.*	1,045,972
11,000	Moody’s Corp.	531,520

		1,577,492

Leisure – 0.1%
9,700	Brunswick Corp.	237,165

Life/Health Insurance – 3.5%
56,100	Aetna, Inc.	2,390,421
27,600	MetLife, Inc.	742,992
55,600	Nationwide Financial Services, Inc.	1,695,800
81,000	Prudential Financial, Inc.*	2,446,200
13,600	The MONY Group, Inc.	369,240

		7,644,653

Media – 2.3%
6,300	Cox Communications, Inc.*	162,855
93,500	Fox Entertainment Group, Inc.*	2,087,855
23,000	General Motors Corp. Class H*	236,670
132,100	Liberty Media Corp.*	1,104,356
93,400	The Walt Disney Co.	1,464,512

		5,056,248

Medical Products – 0.1%
15,400	Thermo Electron Corp.*	273,812

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments  (continued)
August 31, 2002

Shares	Description	Value
Common Stocks – (continued)

Medical Services – 0.3%
9,500	Health Net, Inc.*	$221,160
5,800	UnitedHealth Group, Inc.	512,430

		733,590

Mining & Metals – 0.7%
28,400	AK Steel Holding Corp.*	258,440
21,700	Engelhard Corp.	567,672
57,100	United States Steel Corp.	783,983

		1,610,095

Motor Vehicles & Parts – 3.6%
167,000	AutoNation, Inc.*	2,204,400
55,800	General Motors Corp.	2,670,588
23,500	Genuine Parts Co.	781,375
11,700	Johnson Controls, Inc.	1,009,593
93,700	Visteon Corp.	1,067,243

		7,733,199

Oil Refining – 2.2%
48,367	ChevronTexaco Corp.	3,706,363
45,100	Marathon Oil Corp.	1,116,225

		4,822,588

Oil Services – 0.5%
42,300	Transocean, Inc	1,036,350

Property/Casualty Insurance – 5.0%
20,300	Allmerica Financial Corp.	451,675
38,700	Allstate Corp.	1,440,414
32,700	American International Group, Inc.	2,053,560
48,300	CNA Financial Corp.*	1,323,903
14,500	First American Corp.	311,315
47,500	Loews Corp.	2,494,225
18,000	Old Republic International Corp.	577,800
115,440	Travelers Property Casualty Corp.*	1,814,715
23,709	Travelers Property Casualty Corp. Class B*	386,224

		10,853,831

Publishing – 1.5%
21,500	American Greetings Corp.	359,050
46,900	Deluxe Corp.	2,132,074
5,300	Meredith Corp.	209,986
15,300	Tribune Co.	638,163

		3,339,273

Railroads – 0.9%
16,600	Burlington Northern Santa Fe Corp.	477,416
11,800	Canadian National Railway Co	514,480
15,900	Union Pacific Corp.	962,745

		1,954,641

Restaurants – 0.8%
13,800	ARAMARK Corp. Class B*	312,570
12,200	CBRL Group, Inc.	313,296
33,600	Yum! Brands, Inc.*	1,019,088

		1,644,954

Securities & Asset Management – 3.1%
5,600	A.G. Edwards, Inc.	210,784
12,300	Federated Investors, Inc. Class B	359,160
19,200	Franklin Resources, Inc.	672,000
6,300	John Hancock Financial Services, Inc.	191,205
19,100	Legg Mason, Inc.	921,957
45,000	Merrill Lynch & Co., Inc.	1,629,900
6,200	Morgan Stanley Dean Witter & Co	264,864
36,700	The Bear Stearns Companies, Inc.	2,346,231

		6,596,101

Semiconductors – 0.8%
34,200	Arrow Electronics, Inc.*	557,118
70,300	Avnet, Inc.	1,088,244

		1,645,362

Specialty Retail – 0.6%
26,000	Big Lots, Inc.*	438,100
11,600	Blockbuster, Inc.	263,900
13,200	Lowe’s Companies, Inc.	546,216

		1,248,216

Telephone – 5.9%
188,211	AT&T Corp.	2,299,939
31,200	BCE, Inc	566,592
46,700	BellSouth Corp.	1,089,044
11,100	CenturyTel, Inc.	300,255
124,464	SBC Communications, Inc.	3,079,239
178,800	Sprint Corp.	2,074,080
105,178	Verizon Communications, Inc.	3,260,518

		12,669,667

Thrifts – 0.3%
19,200	Washington Mutual, Inc.	725,952

Tobacco – 1.2%
9,500	Loews Corp. — Carolina Group	246,050
39,100	R.J. Reynolds Tobacco Holdings, Inc.	2,300,644

		2,546,694

Truck/Sea/Air Freight – 0.8%
33,800	Airborne, Inc.	434,668
25,800	FedEx Corp.	1,221,630

		1,656,298

Wireless Telecommunications – 1.1%
32,300	ALLTEL Corp.	1,358,538

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Wireless Telecommunications – (continued)
60,000	AT&T Wireless Services, Inc.*	$296,400
22,400	United States Cellular Corp.*	704,480

		2,359,418

TOTAL COMMON STOCKS
(Cost $234,768,216)		$215,017,347

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.5%

Joint Repurchase Agreement Account II^
$1,100,000	1.88%	09/03/2002	$1,100,000
Maturity Value: $1,100,230

TOTAL REPURCHASE AGREEMENT
(Cost $1,100,000)			$1,100,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $235,868,216)			$216,117,347

Shares	Description	Value
Securities Lending Collateral – 1.3%

2,813,200	Boston Global Investment Trust — Enhanced Portfolio	$2,813,200

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,813,200)		$2,813,200

TOTAL INVESTMENTS
(Cost $238,681,416)		$218,930,547

*	Non-income producing security.

^	Joint repurchase agreement was entered into on August 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Performance Summary
August 31, 2002

The following graph shows the value, as of August 31, 2002, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional Shares at NAV of the Goldman Sachs CORE International Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Morgan Stanley Capital International Gross Europe, Australasia, Far East Index (with dividends reinvested) (“MSCI EAFE Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

CORE International Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 15, 1997 to August 31, 2002.

Average Annual Total Return through August 31, 2002	Since Inception	Five Years	One Year

Class A (commenced August 15, 1997)
Excluding sales charges	-4.26%	-3.46%	-12.29%
Including sales charges	-5.33%	-4.55%	-17.14%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	-4.71%	-3.91%	-12.67%
Including contingent deferred sales charges	-4.90%	-4.30%	-17.03%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-4.69%	-3.89%	-12.65%
Including contingent deferred sales charges	-4.69%	-3.89%	-13.52%

Institutional Class (commenced August 15, 1997)	-3.64%	-2.82%	-11.68%

Service Class (commenced August 15, 1997)	-4.09%	-3.28%	-12.13%

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments
August 31, 2002

Shares	Description	Value

Common Stocks – 96.9%

Australia – 6.1%
195,600	AMP Diversified Property Trust (Real Estate)	$273,079
8,200	Ansell Ltd.* (Manufacturing)	31,370
231,500	Australia & New Zealand Banking Group Ltd. (Banks)	2,412,545
168,795	BHP Ltd. (Mining)	845,209
47,499	BHP Steel Ltd.* (Steel)	72,841
271,500	Boral Ltd. (Building Materials)	641,689
237,600	Coca-Cola Amatil Ltd. (Food & Beverage)	826,678
63,700	Coles Myer Ltd. (Specialty Retail)	204,824
58,000	Commonwealth Bank of Australia (Banks)	984,126
62,300	CSR Ltd. (Building Materials)	224,978
305,300	David Jones Ltd. (Retail)	184,589
191,500	Deutsche Office Trust (Real Estate)	125,257
77,400	General Property Trust (Real Estate)	116,993
144,900	Insurance Australia Group Ltd. (Insurance)	254,862
51,100	John Fairfax Holdings Ltd. (Publishing)	84,823
80,100	Leighton Holdings Ltd. (Construction)	490,020
855,700	M.I.M. Holdings Ltd. (Metals)	559,699
61,672	Mayne Nickless Ltd. (Business Services)	125,762
107,000	National Australia Bank Ltd. (Banks)	2,037,854
132,800	OneSteel Ltd. (Steel)	120,439
69,600	PaperlinX Ltd. (Paper)	196,251
36,300	QBE Insurance Group Ltd. (Property Insurance)	147,048
24,100	Rio Tinto Ltd. (Mining)	434,885
234,900	Santos Ltd. (Oil and Gas)	830,195
19,800	Sons of Gwalia Ltd. (Mining)	51,259
24,310	Stockland Trust Group (Real Estate)	59,060
74,900	Suncorp-Metway Ltd. (Financial Services)	516,257
111,700	TABCORP Holdings Ltd. (Leisure)	785,867
323,000	Telstra Corp. Ltd. (Telecommunications)	862,829
101,400	The News Corp. Ltd. (Media)	525,576
6,400	Wesfarmers Ltd. (Multi-Industrial)	104,478
31,880	Westfield Trust (Real Estate)	57,300
166,200	Westpac Banking Corp. Ltd. (Banks)	1,381,239
22,700	Woolworths Ltd. (Specialty Retail)	149,725

		16,719,606

Belgium – 0.4%
85,200	Dexia (Banks)	1,124,716

France – 7.0%
45,500	Accor SA (Hotels)	1,584,156
100,450	Air France (Airlines)	1,347,703
2,100	Axa (Insurance)	28,772
64,310	BNP Paribas SA (Banks)	2,999,705
27,200	Compagnie de Saint-Gobain (Materials)	813,630
18,350	Etablissements Economiques du Casino Guichard-Perrachon SA (Supermarkets)	1,299,366
600	L’Oreal SA (Consumer Products)	43,281
4,750	Lagardere S.C.A. (Media)	184,339
28,600	Pechiney SA (Nonferrous Metals)	1,047,366
26,400	PSA Peugeot Citroen (Auto)	1,181,184
34,900	Societe Generale Series A (Banks)	2,069,093
40,500	Total Fina SA Class B (Energy Resources)	5,775,342
9,100	TotalFinaElf SA ADR (Oil and Gas)	649,012

		19,022,949

Germany – 10.1%
2,050	Adidas-Salomon AG (Specialty Retail)	146,267
13,550	Allianz AG (Insurance)	1,740,747
36,600	Altana AG (Drugs)	1,794,772
102,550	BASF AG (Chemicals)	4,228,211
4,050	Bayer AG (Chemicals)	96,243
24,300	Bayerische Hypo-und Vereinsbank AG (HVB Group) (Banks)	523,832
3,600	Buderus AG (Diversified Industrial Manufacturing)	77,464
96,100	DaimlerChrysler AG (Auto)	4,153,600
5,250	Deutsche Lufthansa AG* (Airlines)	66,318
63,500	E.On AG (Energy Resources)	3,272,066
11,700	KarstadtQuelle AG (Specialty Retail)	250,150
3,300	Muenchener Rueckversicherungs-Gesellschaft AG (Financial Services)	600,981
42,550	RWE AG (Energy Resources)	1,562,822
131,912	Siemens AG (Electrical Equipment)	6,217,651
70,350	ThyssenKrupp AG (Multi-Industrial)	927,303
5,000	TUI AG (Diversified)	111,609
37,850	Volkswagen AG (Auto)	1,722,432

		27,492,468

Hong Kong – 3.0%
237,400	Bank of East Asia Ltd. (Banks)	451,979
328,000	Cathay Pacific Airways Ltd. (Airlines)	508,827
62,000	Cheung Kong (Holdings) Ltd. (Real Estate)	443,147
226,500	CLP Holdings Ltd. (Electrical Utilities)	911,819
44,000	Esprit Holdings Ltd. (Multi-Industrial)	71,642
432,000	Giordano International Ltd. (Specialty Retail)	189,695
70,500	Hang Seng Bank Ltd. (Banks)	759,241

The accompanying notes are an integral part of these financial statements.      41

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
August 31, 2002

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
141,000	Henderson Land Development Co. Ltd. (Real Estate)	$461,871
112,000	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	148,617
196,500	Hongkong Electric Holdings Ltd. (Electrical Utilities)	765,856
181,000	Hutchison Whampoa Ltd. (Multi-Industrial)	1,224,086
43,000	Hysan Development Co. Ltd. (Real Estate)	38,039
1,932,000	Pacific Century CyberWorks Ltd.* (Telecommunications)	344,297
91,000	Sun Hung Kai Properties Ltd. (Real Estate)	589,174
125,000	Swire Pacific Ltd. Series A (Multi-Industrial)	565,712
332,000	The Wharf (Holdings) Ltd. (Real Estate)	691,676

		8,165,678

Ireland – 2.9%
51,900	Allied Irish Banks PLC (Banks)	671,892
323,300	Bank of Ireland (Banks)	3,779,551
169,300	CRH PLC (Building Materials)	2,415,896
19,000	Elan Corp. PLC ADR* (Drugs)	56,810
63,400	Greencore Group PLC (Food & Beverage)	167,263
35,900	Independent News & Media PLC (Publishing)	59,855
249,800	Jefferson Smurfit Group PLC* (Paper)	739,874
100,400	Waterford Wedgewood PLC (Specialty Retail)	57,111

		7,948,252

Italy – 2.8%
87,800	Assicurazioni Generali SpA (Insurance)	1,668,809
99,400	ENI SpA (Energy Resources)	1,505,192
232,600	IntesaBci SpA (Commercial Banks)	422,026
134,580	Riunione Adriatica di Sicurta SpA (Insurance)	1,544,275
424,500	Telecom Italia Mobile SpA (T.I.M.) (Telecommunications)	1,973,396
70,900	Telecom Italia SpA (Telecommunications)	379,662

		7,493,360

Japan – 24.3%
28,000	77 Bank Ltd. (Banks)	100,459
12,300	Acom Co. (Financial Services)	724,108
2,400	Aiful Corp. (Financial Services)	157,662
246,000	Alps Electric Co. Ltd. (Electronic Components)	2,823,919
8,500	Aoyama Trading Co. Ltd. (Specialty Retail)	100,939
24,000	Asahi Glass Co. Ltd. (Building Materials)	144,726
15,600	Autobacs Seven Co. Ltd. (Automotive Parts)	440,140
9,000	Benesse Corp. (Business Services)	166,758
32,000	Bridgestone Corp. (Automotive Parts)	410,999
86,000	Canon, Inc. (Computer Hardware)	2,940,666
10	Central Japan Railway Co. (Railroads)	64,429
15,200	Chubu Electric Power Co., Inc. (Electrical Utilities)	284,196
3,500	CSK Corp. (Commercial Services & Supplies)	126,458
7,000	Dai Nippon Printing Co. Ltd. (Business Services)	80,355
302,000	Daicel Chemical Industries (Chemicals)	852,065
82,000	Daiichi Pharmaceutical Co. (Health)	1,322,525
26,000	Dainippon Screen Mfg. Co. Ltd.* (Electronic Components)	121,969
4,500	Daito Trust Construction Co. Ltd. (Construction)	91,906
138	East Japan Railway Co. (Railroads)	662,484
200,000	Fujikura Ltd. (Electronic Components)	618,183
187,000	Gunze Ltd. (Apparel)	749,669
3,000	Hankyu Department Stores, Inc. (Department Stores)	19,354
50,000	Hino Motors Ltd. (Auto)	123,805
55,000	Hitachi Cable Ltd. (Electrical Equipment)	190,382
385,000	Hitachi Ltd. (Electrical Equipment)	2,052,512
31,000	Isetan Co. Ltd. (Department Stores)	278,578
936,000	Ishikawajima-Harima Heavy Industries Co. Ltd. (Diversified Industrial Manufacturing)	1,411,075
1,000	ITO-YOKADO Co. Ltd. (Supermarkets)	42,532
23,000	Itochu Corp. (Import/ Export)	61,406
31,000	Japan Airlines Co. Ltd.* (Airlines)	74,932
48,000	Japan Energy Corp. (Energy Resources)	57,405
165	Japan Tobacco, Inc. (Tobacco)	1,118,668
1,507,000	Kawasaki Heavy Industries Ltd.* (Diversified Industrial Manufacturing)	1,586,516
126,000	Kawasaki Steel Corp.* (Steel)	147,505
238,000	Konica Corp. (Multi-Industrial)	1,483,303
182,000	KUBOTA Corp. (Machinery)	521,161
8,700	Kyocera Corp. (Electronics Equipment)	603,032
7,300	Meitec Corp. (Business Services)	199,200
197	Millea Holdings, Inc.* (Property Insurance)	1,596,109

42     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
211,000	Mitsubishi Corp. (Wholesale)	$1,410,991
284,000	Mitsubishi Electric* (Electrical Equipment)	980,671
285,000	Mitsubishi Heavy Industries Ltd. (Diversified Industrial Manufacturing)	823,304
183	Mitsubishi Tokyo Financial Group, Inc. (Banks)	1,262,282
123,000	Mitsui Co. (Wholesale)	648,486
38,000	Mitsui Fudosan Co. Ltd. (Real Estate)	291,237
29,000	Mitsui Sumitomo Insurance Co. Ltd. (Property Insurance)	144,347
285	Mizuho Holdings, Inc. (Banks)	609,677
22,400	Namco Ltd. (Leisure)	408,439
114,000	NGK Spark Plug Co. Ltd. (Automotive Parts)	802,661
19,000	Nichirei Corp. (Food & Beverage)	61,608
25,000	Nikko Cordial Corp. (Financial Services)	104,224
5,300	Nintendo Co. Ltd. (Entertainment)	640,098
246,000	Nippon Express Co. Ltd. (Railroads)	1,141,584
206,000	Nippon Oil Corp. (Oil Refining)	909,117
71,000	Nippon Steel Corp. (Steel)	99,861
181	Nippon Telephone & Telegraph Corp. (Telecommunications)	710,372
34,000	Nishimatsu Construction Co. Ltd. (Construction)	97,073
120,000	Nissan Motor Co. Ltd. (Auto)	875,226
67	NTT Data Corp. (Commercial Services & Supplies)	249,413
960	NTT DoCoMo, Inc. (Telecommunications)	2,037,478
319,000	Oji Paper Co. Ltd. (Paper)	1,474,974
26,000	Oki Electric Industry Co. Ltd.* (Telecommunications)	52,554
1,700	Oracle Corp. Japan (Computer Software)	58,416
1,500	Promise Co. Ltd. (Financial Services)	69,609
3,000	Rohm Co. Ltd. (Electronic Components)	408,809
126,000	Sankyo Co. Ltd. (Health)	1,698,960
229,000	Sapporo Breweries Ltd. (Food & Beverage)	555,455
3,000	Secom Co. Ltd. (Business Services)	138,207
5,900	Shimachu Co. Ltd. (Specialty Retail)	101,369
5,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	209,071
75,900	Sony Corp. (Electrical Equipment)	3,304,864
44,000	Sumitomo Chemical Co. Ltd. (Chemicals)	175,652
51,000	Sumitomo Corp. (Wholesale)	275,327
31,000	Sumitomo Electric Industries Ltd. (Electrical Equipment)	199,208
26,000	Sumitomo Metal Mining Co. Ltd. (Nonferrous Metals)	107,736
31,000	Sumitomo Mitsui Banking Corp. (Commercial Banks)	159,001
165,000	Sumitomo Osaka Cement Co. Ltd. (Construction)	244,578
163,000	Taiheiyo Cement Corp. (Building Materials)	307,508
32,000	Taisei Corp. (Construction)	67,646
9,000	Taiyo Yuden Co. Ltd. (Electronic Components)	135,074
42,000	Takeda Chemical Industries Ltd. (Drugs)	1,772,182
12,300	Takefuji Corp. (Financial Services)	838,059
7,900	TDK Corp. (Computer Hardware)	360,618
338,000	The Bank of Yokohama Ltd. (Commercial Banks)	1,366,404
24,000	The Furukawa Electric Co. Ltd. (Electronic Components)	68,320
35,700	The Kansai Electric Power Co., Inc. (Electrical Utilities)	556,239
97,000	The Nomura Securities Co. Ltd. (Financial Services)	1,276,885
20,800	Tohoku Electric Power Co., Inc. (Electrical Utilities)	296,580
61,000	Tokyo Electric Power (Electrical Utilities)	1,256,117
25,000	TonenGeneral Sekiyu K.K. (Oil Refining)	157,915
176,000	Toppan Printing Co. Ltd. (Business Services)	1,580,124
367,000	Toray Industries, Inc. (Textiles)	936,548
145,000	Toshiba Corp.* (Electrical Equipment)	494,589
14,000	Tostem Inax Holding Corp. (Construction)	211,648
27,000	Toyo Seikan Kaisha (Multi-Industrial)	311,534
136,700	Toyota Motor Corp. (Auto)	3,379,075
118	UFJ Holdings, Inc.* (Banks)	265,347
92,000	Uny Co. Ltd. (Department Stores)	996,437
56	West Japan Railway (Railroads)	204,691
14,100	Yamada Denki Co. Ltd. (Specialty Retail)	1,009,391
3,000	Yamaha Motor Co. Ltd. (Manufacturing)	23,119
4,000	Yamanouchi Pharmaceutical Co. Ltd. (Drugs)	93,822

		66,059,901

The accompanying notes are an integral part of these financial statements.      43

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
August 31, 2002

Shares	Description	Value

Common Stocks – (continued)

Netherlands – 3.6%
53,300	Aegon NV (Insurance)	$763,200
500	Akzo Nobel NV (Chemicals)	18,644
84,450	European Aeronautic Defense and Space Co. (Defense/ Aerospace)	1,128,895
156,908	ING Groep NV (Financial Services)	3,425,536
1,118	Koninklijke Ahold NV (Specialty Retail)	18,651
17,600	Koninklijke Luchtvaart Maatschappij NV (Airlines)	198,159
111,300	Oce NV (Manufacturing)	1,047,912
8,800	Royal Dutch Petroleum Co. (Energy Resources)	397,008
50,500	TPG NV (Transportation-Shipping)	996,005
30,500	Unilever NV (Food & Beverage)	1,802,250

		9,796,260

New Zealand – 1.0%
87,800	Auckland International Airport Ltd. (Commercial Services & Supplies)	167,667
278,900	Carter Holt Harvey Ltd. (Forest Products)	225,833
92,300	Contact Energy Ltd. (Electrical Utilities)	169,348
18,700	Fisher & Paykel Appliances Holdings Ltd. (Appliance)	89,276
24,600	Fisher & Paykel Industries Ltd. (Appliance)	111,226
111,000	Fletcher Building Ltd. (Construction)	148,587
280,500	Fletcher Challenge Forests Ltd.* (Forest Products)	31,509
48,300	Independent Newspapers Ltd. (Publishing)	77,767
66,500	Sky City Ltd. (Leisure)	217,566
480,000	Telecom Corp. of New Zealand Ltd. (Telecommunications)	1,136,800
43,800	The Warehouse Group Ltd. (Specialty Retail)	149,039
37,200	Tower Ltd. (Financial Services)	68,775

		2,593,393

Norway – 0.8%
262,000	Den Norske Bank (Banks)	1,324,760
16,800	Norsk Hydro ASA (Diversified Industrial Manufacturing)	713,461
23,500	Statoil ASA (Oil and Gas)	199,599

		2,237,820

Singapore – 3.6%
29,000	Chartered Semiconductor Manufacturing Ltd.* (Semiconductors)	34,803
55,300	Creative Technology Ltd. (Electrical Equipment)	451,919
125,000	Cycle & Carriage Ltd. (Specialty Retail)	307,169
245,000	DBS Group Holdings Ltd. (Banks)	1,666,143
96,000	Fraser & Neave Ltd. (Food & Beverage)	422,436
426,000	Keppel Corp. Ltd. (Multi-Industrial)	1,076,047
143,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	882,590
480,000	SembCorp Industries Ltd. (Multi-Industrial)	331,914
137,000	Singapore Airlines Ltd. (Airlines)	908,192
100,000	Singapore Exchange Ltd. (Finance Companies)	69,720
37,000	Singapore Land Ltd. (Real Estate)	68,086
61,000	Singapore Press Holdings Ltd. (Publishing)	683,259
130,000	Singapore Technologies Engineering Ltd. (Machinery)	129,268
834,000	Singapore Telecommunications Ltd. (Telecommunications)	700,620
372,000	SMRT Corp. Ltd. (Transportation)	133,932
42,000	ST Assembly Test Services Ltd.* (Semiconductors)	38,643
216,000	United Overseas Bank Ltd. (Banks)	1,629,397
54,000	United Overseas Land Ltd. (Hotels)	54,313
40,000	Venture Manufacturing (Singapore) Ltd. (Electrical Equipment)	294,882

		9,883,333

Spain – 1.7%
4,500	Amadeus Global Travel Distribution SA (Business Services)	24,494
65,300	Banco Bilbao Vizcaya SA (Banks)	641,070
92,400	Banco Santander Central Hispano SA (Banks)	617,131
5,700	Grupo Dragados SA (Construction)	81,618
187,150	Repsol SA (Energy Resources)	2,441,180
82,262	Telefonica de Espana SA* (Telecommunications)	754,343

		4,559,836

Sweden – 3.0%
900	Atlas Copco AB (Heavy Machinery)	18,580
121,800	Electrolux AB Series B (Appliance)	2,093,251
78,000	Sandvik AB (Manufacturing)	1,809,475
72,700	Skandia Forsakrings AB (Financial Services)	197,277
39,400	Skandinaviska Enskilda Banken AB (Commercial Banks)	364,768
6,800	SKF AB (Metals)	161,367
66,800	SKF AB Series B (Metals)	1,578,087
41,325	Svenska Cellulosa AB (SCA) Series B (Paper)	1,409,427

44     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
7,400	Tele2 AB Series B* (Telecommunications)	$138,988
370,829	Telefonaktiebolaget LM Ericsson AB Series B* (Telecommunications)	282,151
21,400	WM-data AB Series B (Business Services)	19,812

		8,073,183

Switzerland – 2.9%
1,900	Adecco SA (Business Services)	83,060
2,950	Clariant AG (Chemicals)	60,647
18,600	Credit Suisse Group (Banks)	432,587
2,290	Nestle SA (Food & Beverage)	491,390
77,880	Novartis AG (Pharmaceuticals & Biotechnology)	3,160,664
76,500	Swatch Group AG (Specialty Retail)	1,200,570
750	Swatch Group AG Series B (Specialty Retail)	55,853
5,669	Swisscom AG (Telecommunications)	1,505,462
8,850	Unaxis Holding AG (Electronic Components)	772,591
450	Zurich Financial Services AG (Insurance)	44,532

		7,807,356

United Kingdom – 23.7%
137,300	Amersham PLC (Medical Products)	1,209,199
27,000	Amvescap PLC (Financial Services)	182,416
122,600	AstraZeneca PLC (Health)	3,457,434
25,600	BAA PLC (Airlines)	219,912
581,700	Barclays PLC (Banks)	4,177,650
169,000	Barratt Developments PLC (Construction)	1,097,975
116,600	BBA Group PLC (Manufacturing)	393,432
100,350	BHP Billiton PLC (Mining)	473,732
43,100	Boots Co. PLC (Specialty Retail)	365,572
1,533	BP PLC ADR (Energy Resources)	71,744
952,100	BP PLC (Energy Resources)	7,375,674
68,500	British American Tobacco PLC (Tobacco)	796,243
75,400	British Land Co. PLC (Real Estate)	557,262
37,800	British Sky Broadcasting Group PLC* (Media-Cable)	356,892
765,200	BT Group PLC (Telecommunications)	2,368,754
43,500	Carlton Communications PLC (Media)	99,142
100,100	CGNU PLC (Insurance)	773,125
42,100	Diageo PLC (Food & Beverage)	509,570
25,000	EMI Group PLC (Publishing)	68,877
142,500	George Wimpey PLC (Construction)	630,255
185,278	GlaxoSmithKline PLC (Health)	3,487,165
26,450	GlaxoSmithKline PLC ADR (Health)	1,002,190
31,100	HBOS PLC (Financial Services)	348,509
163,277	HSBC Holdings PLC (Banks)	1,858,758
51,600	IMI PLC (Manufacturing)	206,854
38,000	Imperial Chemical Industries PLC (Chemicals)	149,835
343,700	J Sainsbury PLC (Food & Beverage)	1,683,714
15,400	Kelda Group PLC (Utilities)	92,365
24,500	Land Securities Group PLC* (Real Estate)	302,611
713,300	Lattice Group PLC (Multi-Industrial)	1,898,960
486,600	Lloyds TSB Group PLC (Banks)	4,210,164
135,800	Marks & Spencer Group PLC (Specialty Retail)	719,905
259,700	P & O Princess Cruises PLC (Leisure)	1,688,248
76,900	Pearson PLC (Media)	764,146
169,100	Rank Group PLC (Leisure)	694,901
465,400	Rentokil Initial PLC (Business Services)	1,716,225
204,700	Rexam PLC (Materials)	1,413,083
118,953	Royal Bank of Scotland Group PLC (Banks)	2,840,903
232,700	Safeway PLC (Specialty Retail)	774,372
48,900	Scottish Power PLC (Electrical Utilities)	278,530
260,900	Shell Transport & Trading Co. PLC (Energy Resources)	1,750,565
39,000	Shell Transport & Trading Co. PLC ADR (Energy Resources)	1,582,620
593,600	Signet Group PLC (Specialty Retail)	771,771
55,300	Slough Estates PLC (Real Estate)	287,876
41,100	Tate & Lyle PLC (Food & Beverage)	233,466
44,000	The Great Universal Stores PLC (Specialty Retail)	341,197
314,200	Unilever PLC (Food & Beverage)	2,864,419
14,852	United Business Media PLC (Publishing)	65,516
81,000	United Utilities PLC (Business Services)	784,828
731,901	Vodafone Group PLC (Telecommunications)	1,172,486
110,900	Vodafone Group PLC ADR (Telecommunications)	1,773,291
146,600	Wolseley PLC (Wholesale)	1,336,486

		64,280,819

TOTAL COMMON STOCKS
(Cost $284,039,668)		$263,258,930

The accompanying notes are an integral part of these financial statements.      45

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
August 31, 2002

Shares	Description	Value

Preferred Stocks – 0.7%

Australia – 0.2%
133,100	The News Corp. Ltd. (Media)	$576,488

Germany – 0.5%
38,550	Volkswagen AG (Auto)	1,243,880

New Zealand – 0.0%
476,200	Fletcher Challenge Forests Ltd.* (Forest Products)	55,722

TOTAL PREFERRED STOCKS
(Cost $2,283,856)		$1,876,090

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation – 0.4%

United States – 0.4%
United States Treasury Bills #
$1,200,000	1.64%°	10/31/2002	$1,196,544

TOTAL U.S. TREASURY OBLIGATION
(Cost $1,196,740)			$1,196,544

Short-Term Obligation – 1.5%

State Street Bank & Trust Euro – Time Deposit
$3,919,000	1.81%	09/03/2002	$3,919,000

TOTAL SHORT-TERM OBLIGATION
(Cost $3,919,000)			$3,919,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $291,439,264)			$270,250,564

Shares	Description	Value
Securities Lending Collateral – 2.9%

7,870,612	Boston Global Investment Trust – Enhanced Portfolio	$7,870,612

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,870,612)		$7,870,612

TOTAL INVESTMENTS
(Cost $299,309,876)		$278,121,176

*	Non-income producing security.

#	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

°	Interest rates represent annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR	—	American Depositary Receipt

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

As % of
Total Net
Assets
Common and Preferred Stock Industry Classifications†

Airlines	1.2%
Apparel	0.3
Appliance	0.8
Auto	4.7
Automotive Parts	0.6
Banks	15.4
Building Materials	1.4
Business Services	1.8
Chemicals	2.1
Commercial Banks	0.9
Commercial Services & Supplies	0.2
Computer Hardware	1.2
Construction	1.2
Defense/ Aerospace	0.4
Department Stores	0.5
Diversified Industrial Manufacturing	1.7
Drugs	1.4
Electrical Equipment	5.2
Electrical Utilities	1.7
Electronic Components	1.8
Electronics Equipment	0.2
Energy Resources	9.5
Entertainment	0.2
Financial Services	3.2
Food & Beverage	3.5
Forest Products	0.1
Health	4.0
Hotels	0.6
Insurance	2.5
Leisure	1.4
Machinery	0.2
Manufacturing	1.3
Materials	0.8
Media	0.8
Media-Cable	0.1
Medical Products	0.5
Metals	0.9
Mining	0.7
Multi-Industrial	2.9
Nonferrous Metals	0.4
Oil Refining	0.4
Oil and Gas	0.6
Paper	1.4
Pharmaceuticals & Biotechnology	1.2
Property Insurance	0.7
Publishing	0.4
Railroads	0.8
Real Estate	1.6
Retail	0.1
Specialty Retail	2.5
Steel	0.2
Supermarkets	0.5
Telecommunications	6.0
Textiles	0.3
Tobacco	0.7
Transportation	0.1
Transportation-Shipping	0.4
Wholesale	1.4

TOTAL COMMON AND PREFERRED STOCK	97.6%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.      47

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Assets and Liabilities
August 31, 2002

CORE U.S.
Equity Fund

Assets:

Investment in securities, at value (identified cost $696,834,493, $440,422,606, $181,418,722, $235,868,216, and $291,439,264, respectively)	$673,936,904
Securities lending collateral, at value	1,855,000
Cash, at value(a)	633,910
Receivables:
Dividends and interest, at value	1,084,142
Fund shares sold	279,911
Investment securities sold, at value	7,604
Reimbursement from adviser	38,696
Variation margin	—
Securities lending income	389
Other assets	5,595

Total assets	677,842,151

Liabilities:

Due to Bank	—
Payables:
Payable upon return of securities loaned	1,855,000
Fund shares repurchased	885,467
Amounts owed to affiliates	698,478
Variation margin	1,983
Accrued expenses and other liabilities, at value	78,179

Total liabilities	3,519,107

Net Assets:

Paid-in capital	850,289,031
Accumulated undistributed net investment income (loss)	874,642
Accumulated net realized loss on investment, futures and foreign currency related transactions	(153,789,300)
Net unrealized loss on investments, futures and translation of assets and liabilities denominated in foreign currencies	(23,051,329)

NET ASSETS	$674,323,044

Net asset value, offering and redemption price per share:(b)
Class A	$20.18
Class B	$19.28
Class C	$19.20
Institutional	$20.57
Service	$20.03

Shares Outstanding:
Class A	16,895,200
Class B	6,600,791
Class C	1,886,562
Institutional	7,943,877
Service	323,665

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	33,650,095

(a)	Includes restricted cash of $625,000, $625,000, $650,000 and $650,000, respectively for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Large Cap Value Funds relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds is $21.35, $9.59, $9.90, $9.25 and $7.78, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$413,223,365	$171,478,336	$216,117,347	$270,250,564
632,700	4,172,700	2,813,200	7,870,612
710,844	650,000	710,483	398,188

312,151	141,273	467,525	1,060,614
95,551	204,682	75,535	875,874
—	696,213	—	1,200
25,693	55,856	25,476	52,212
—	—	—	32,311
401	5,876	1,329	4,346
4,046	295	407	9,031

415,004,751	177,405,231	220,211,302	280,554,952

—	658,580	—	—

632,700	4,172,700	2,813,200	7,870,612
664,106	233,105	423,600	632,655
456,056	176,220	172,363	259,935
955	21,080	2,360	—
72,556	89,105	72,436	113,944

1,826,373	5,350,790	3,483,959	8,877,146

773,412,568	185,550,527	259,594,317	376,696,184
(881)	137,162	368,254	2,397,241

(332,961,941)	(3,686,622)	(23,453,554)	(86,164,974)

(27,271,368)	(9,946,626)	(19,781,674)	(21,250,645)

$413,178,378	$172,054,441	$216,727,343	$271,677,806

$9.06	$9.36	$8.74	$7.35
$8.72	$8.99	$8.67	$7.24
$8.72	$9.01	$8.68	$7.25
$9.19	$9.51	$8.74	$7.49
$9.01	$9.30	$8.74	$7.39

15,403,549	6,092,825	8,750,048	9,848,432
11,462,284	1,875,562	2,171,447	888,426
4,772,119	1,276,401	1,443,122	546,869
14,313,232	6,063,635	12,430,639	25,201,527
45,447	3,117,479	32,093	2,494

45,996,631	18,425,902	24,827,349	36,487,748

The accompanying notes are an integral part of these financial statements.      49

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Operations
For the Year Ended August 31, 2002

CORE U.S.
Equity Fund

Investment income:

Dividends(a)	$11,318,070
Interest (including securities lending income of $9,923, $3,778, $28,199, $5,685 and $196,349, respectively)	42,279

Total income	11,360,349

Expenses:

Management fees	6,402,991
Distribution and Service fees(b)	3,138,743
Transfer Agent fees(b)	1,291,408
Custodian fees	193,024
Registration fees	66,433
Professional fees	43,733
Service share fees	36,923
Trustee fees	9,943
Other	143,870

Total expenses	11,327,068

Less — expense reductions	(841,495)

Net expenses	10,485,573

NET INVESTMENT INCOME (LOSS)	874,776

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	(85,273,296)
Futures transactions	(75,047)
Foreign currency related transactions	(47)
Net change in unrealized gain (loss) on:
Investments	(62,800,103)
Futures	(140,495)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized loss on investment, futures and foreign currency transactions	(148,288,988)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(147,414,212)

(a)	For the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, foreign taxes withheld on dividends were $69,048, $31,322, $737, $10,522 and $759,240, respectively.
(b)	Class-specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

CORE U.S. Equity Fund	$1,064,674	$1,639,313	$434,756	$809,153	$311,469	$82,604	$85,228	$2,954
CORE Large Cap Growth Fund	493,748	1,411,285	630,630	375,248	268,144	119,820	66,130	362
CORE Small Cap Equity Fund	134,618	184,885	106,635	102,310	35,128	20,261	26,358	1,460
CORE Large Cap Value Fund	209,840	217,615	137,463	159,479	41,347	26,118	49,880	37
CORE International Equity Fund	444,633	73,281	44,562	168,961	13,923	8,467	95,097	7

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$4,798,480	$1,992,548	$4,513,806	$6,591,276
24,090	60,371	33,159	319,490

4,822,570	2,052,919	4,546,965	6,910,766

4,259,402	1,296,632	1,465,423	2,877,026
2,535,663	426,138	564,918	562,476
829,704	185,517	276,861	286,455
159,055	202,273	133,657	670,488
63,546	52,826	56,656	64,570
42,232	43,732	42,732	45,589
4,521	18,249	466	99
9,943	9,943	9,943	9,943
140,853	136,485	137,675	140,113

8,044,919	2,371,795	2,688,331	4,656,759

(555,066)	(369,917)	(216,128)	(502,773)

7,489,853	2,001,878	2,472,203	4,153,986

(2,667,283)	51,041	2,074,762	2,756,780

(171,184,263)	(2,919,387)	(19,260,208)	(45,479,019)
(346,603)	(341,955)	(722,587)	(3,780,794)
(76)	—	(94)	53,013

51,406,677	(10,536,422)	(23,325,091)	4,390,394
(75,382)	3,495	(30,805)	730,325
—	—	—	32,462

(120,199,647)	(13,794,269)	(43,338,785)	(44,053,619)

$(122,866,930)	$(13,743,228)	$(41,264,023)	$(41,296,839)

The accompanying notes are an integral part of these financial statements.      51

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets
For the Year Ended August 31, 2002

CORE U.S.
Equity Fund

From operations:

Net investment income (loss)	$874,776
Net realized loss on investment, futures and foreign currency related transactions	(85,348,390)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(62,940,598)

Net decrease in net assets resulting from operations	(147,414,212)

Distributions to shareholders:

From net investment income
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—
From net realized gain on investment, futures and foreign currency transactions
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—

Total distributions to shareholders	—

From share transactions:

Proceeds from sales of shares	120,643,988
Reinvestment of dividends and distributions	—
Cost of shares repurchased	(264,243,996)

Net increase (decrease) in net assets resulting from share transactions	(143,600,008)

TOTAL INCREASE (DECREASE)	(291,014,220)

Net assets:

Beginning of year	965,337,264

End of year	$674,323,044

Accumulated undistributed net investment income (loss)	$874,642

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$(2,667,283)	$51,041	$2,074,762	$2,756,780
(171,530,942)	(3,261,342)	(19,982,889)	(49,206,800)
51,331,295	(10,532,927)	(23,355,896)	5,153,181

(122,866,930)	(13,743,228)	(41,264,023)	(41,296,839)

—	—	(609,972)	—
—	—	(15,796)	—
—	—	(9,881)	—
—	(177,423)	(1,390,852)	(587,486)
—	(492)	(481)	—

(717,345)	(1,722,310)	—	—
(524,302)	(690,186)	—	—
(245,243)	(358,872)	—	—
(565,762)	(1,865,669)	—	—
(3,337)	(10,923)	—	—

(2,055,989)	(4,825,875)	(2,026,982)	(587,486)

122,213,184	135,419,648	106,003,731	162,433,894
1,839,119	4,482,506	1,999,623	587,439
(280,854,240)	(87,376,542)	(107,896,732)	(263,719,924)

(156,801,937)	52,525,612	106,622	(100,698,591)

(281,724,856)	33,956,509	(43,184,383)	(142,582,916)

694,903,234	138,097,932	259,911,726	414,260,722

$413,178,378	$172,054,441	$216,727,343	$271,677,806

$(881)	$137,162	$368,254	$2,397,241

The accompanying notes are an integral part of these financial statements.      53

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets
For the Year Ended August 31, 2001

CORE U.S.
Equity Fund

From operations:

Net investment income (loss)	$(211,237)
Net realized gain (loss) on investment, futures and foreign currency related transactions	(67,217,513)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(302,527,974)

Net decrease in net assets resulting from operations	(369,956,724)

Distributions to shareholders:

From net investment income
Class A Shares	(1,113,535)
Class B Shares	—
Class C Shares	—
Institutional Shares	(1,925,676)
Service Shares	(3,279)
In excess of net investment income
Class A Shares	(76,075)
Class B Shares	—
Class C Shares	—
Institutional Shares	(131,559)
Service Shares	(224)
From net realized gain on investment, futures and foreign currency transactions
Class A Shares	(66,906,649)
Class B Shares	(26,205,915)
Class C Shares	(6,096,863)
Institutional Shares	(35,915,254)
Service Shares	(1,122,294)

Total distributions to shareholders	(139,497,323)

From share transactions:

Proceeds from sales of shares	176,654,109
Reinvestment of dividends and distributions	129,275,800
Cost of shares repurchased	(276,457,175)

Net increase (decrease) in net assets resulting from share transactions	29,472,734

TOTAL DECREASE	(479,981,313)

Net assets:

Beginning of year	1,445,318,577

End of year	$965,337,264

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(87)

54     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$(6,942,917)	$230,780	$2,412,931	$1,836,995

(149,129,533)	5,592,714	(3,429,055)	(36,353,523)

(468,782,805)	(20,276,733)	(6,065,009)	(64,662,182)

(624,855,255)	(14,453,239)	(7,081,133)	(99,178,710)

(545,412)	—	(835,190)	(552,825)
—	—	(30,001)	—
—	—	(19,260)	—
(1,292,644)	—	(2,158,427)	(2,837,630)
—	—	(146)	(139)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(26,130,217)	(5,085,559)	(535,869)	(7,263,151)
(16,541,364)	(1,705,367)	(102,661)	(582,564)
(7,629,399)	(837,472)	(66,827)	(340,164)
(15,227,488)	(7,900,372)	(995,661)	(14,338,865)
(172,313)	(11,424)	(65)	(1,295)

(67,538,837)	(15,540,194)	(4,744,107)	(25,916,633)

234,712,539	40,141,242	99,459,843	210,450,754
61,855,191	14,651,815	3,957,082	25,491,762
(274,906,638)	(54,126,609)	(138,403,738)	(171,015,548)

21,661,092	666,448	(34,986,813)	64,926,968

(670,733,000)	(29,326,985)	(46,812,053)	(60,168,375)

1,365,636,234	167,424,917	306,723,779	474,429,097

$694,903,234	$138,097,932	$259,911,726	$414,260,722

$(425)	$197,142	$364,318	$166,227

The accompanying notes are an integral part of these financial statements.      55

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements
August 31, 2002

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and the CORE International Equity Fund, collectively the “Funds” or individually a “Fund”. Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign taxes where applicable. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the CORE Large Cap Value Fund and annually for all other Funds. Capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

GOLDMAN SACHS CORE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

F. Segregation Transactions — The Funds may enter into certain derivative transactions. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The collateral for all repurchase agreements are held in safekeeping at each Fund’s custodian or designated subcustodians.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2002

3. AGREEMENTS

Pursuant to Investment Management Agreements (the “Agreements”), Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds. Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman Sachs, serves as the investment adviser to CORE U.S. Equity Fund. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the respective adviser is entitled to a management fee, computed daily and payable monthly, at an annual rate equal to 0.75%, 0.75%, 0.85%, 0.60% and 0.85% of the average daily net assets of CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively. For the year ended August 31, 2002, the advisers for CORE U.S. Equity and CORE Large Cap Growth have voluntarily agreed to waive a portion of their management fee equal annually to 0.05% and 0.05%, respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.
     Each adviser has voluntarily agreed to limit certain “Other Expenses” for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds (excluding Management fees, Distribution and Service Fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and extraordinary expenses), to the extent such expenses exceed, on an annual basis, 0.00%, 0.02%, 0.04%, 0.06% and 0.12% of the average daily net assets of the Funds, respectively.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee from each Fund for distribution and shareholder maintenance services equal, on an annual basis, to 0.25% (0.50% for CORE International Equity Fund), 1.00% and 1.00% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively.
     Goldman Sachs serves as the distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may retain a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charge. During the year ended August 31, 2002, Goldman Sachs advised the Funds that it retained approximately the following amounts:

	Sales Load	Contingent Deferred Sales Charge
Fund	Class A	Class B	Class C

CORE U.S. Equity	$98,800	$90	$1,080

CORE Large Cap Growth	50,200	560	290

CORE Small Cap Equity	81,800	90	350

CORE Large Cap Value	33,200	10	760

CORE International Equity	81,200	50	—

     Goldman Sachs also serves as the transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on a annualized basis) of the average daily net asset value of the Service Shares.

GOLDMAN SACHS CORE EQUITY FUNDS

3. AGREEMENTS (continued)
     For the year ended August 31, 2002, the Funds’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

	Management		Custody	Total Expense
Fund	Fee Waiver	Reimbursement	Credit	Reductions

CORE U.S. Equity	$427	$413	$1	$841

CORE Large Cap Growth	284	270	1	555

CORE Small Cap Equity	—	368	2	370

CORE Large Cap Value	—	215	1	216

CORE International Equity	—	501	2	503

     At August 31, 2002, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

CORE U.S. Equity	$400	$211	$87	$698

CORE Large Cap Growth	254	151	51	456

CORE Small Cap Equity	123	36	17	176

CORE Large Cap Value	109	42	21	172

CORE International Equity	199	41	20	260

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2002

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments and futures transactions) for the year ended August 31, 2002, were as follows:

Fund	Purchases	Sales and Maturities

CORE U.S. Equity	$624,414,841	$769,941,305

CORE Large Cap Growth	640,042,634	802,443,206

CORE Small Cap Equity	253,988,442	209,190,030

CORE Large Cap Value	272,366,542	274,336,185

CORE International Equity	377,606,224	466,059,074

     For the year ended August 31, 2002, Goldman Sachs earned approximately $4,000, $4,000, $2,000, $2,000 and $40,000 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value Funds and CORE International Equity Funds, respectively.

Forward Foreign Currency Exchange Contracts — The CORE International Equity Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The CORE International Equity Fund may also purchase and sell such contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of August 31, 2002, there were no open forward currency contracts outstanding.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or (for CORE International Equity Fund only) to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, depending on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate

GOLDMAN SACHS CORE EQUITY FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ hedging strategies and potentially result in a loss. At August 31, 2002, open futures contracts were as follows:

		Number of
		Contracts	Settlement	Market	Unrealized
Fund	Type	Long	Month	Value	Gain (Loss)

CORE U.S. Equity Fund	S&P 500 Index	23	September 2002	$5,267,575	$(153,740)

CORE Large Cap Growth Fund	S&P 500 Index	12	September 2002	$2,748,300	$(72,127)

CORE Small Cap Equity Fund	Russell 2000 Index	13	September 2002	$2,541,825	$(6,240)

CORE Large Cap Value Fund	S&P 500 Index	6	September 2002	$1,374,150	$(30,805)

CORE International Equity Fund	FTSE 100 Index	25	September 2002	$1,639,715	$(42,849)
	SPI 200 Index	6	September 2002	256,499	(4,476)
	HKFE Index	1	September 2002	64,353	301
	TOPIX Index	15	September 2002	1,187,323	(24,839)
	MIB 30 Index	1	September 2002	125,485	8,684
	EURX DAX Index	1	September 2002	91,266	(3,003)
	EURX ER STX 50 Index	55	September 2002	1,469,285	(28,794)
	CAC40-10EU Index	5	September 2002	165,493	(6,733)
	IBEX 35 Index	1	September 2002	63,196	2,653

				$5,062,615	$(99,056)

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the year ended August 31, 2002, are reported parenthetically on the Statements of Operations. The table below details the following items as of August 31, 2002: 1) market value of the securities on loan by Fund, 2) the amount of cash collateral received for loan transactions, 3) BGA earnings as securities lending agent, 4) compensation earned by the Funds from lending its securities to Goldman Sachs and 5) the amount payable to Goldman Sachs upon return of securities loaned (collateral value). The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Business Trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM. The Enhanced

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2002

5. SECURITIES LENDING (continued)
Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

				Earnings Received	Amount Payable to
		Cash Collateral	Earnings of BGA	From Lending to	Goldman Sachs
	Market Value of	Received for Loans	Relating to Securities	Goldman Sachs for	Upon Return of
	Securities on loan as	Outstanding as of	Loaned for Year	Year Ended	Securities Loaned as
Fund	of August 31, 2002	August 31, 2002	Ended August 31, 2002	August 31, 2002	of August 31, 2002

CORE U.S. Equity Fund	$1,756,332	$1,855,000	$1,751	$145	$—

CORE Large Cap Growth Fund	610,255	632,700	661	361	—

CORE Small Cap Equity Fund	3,832,086	4,172,700	4,975	1,885	356,000

CORE Large Cap Value Fund	2,652,969	2,813,200	1,003	273	—

CORE International Equity Fund	7,374,621	7,870,612	34,647	30,481	3,933,865

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the year ended August 31, 2002, the Funds did not have any borrowings under this facility.

7. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM and GSFM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At August 31, 2002, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Large Cap Value had undivided interests in the repurchase agreements in the Joint Account II which equaled $5,000,000, $2,300,000,

GOLDMAN SACHS CORE EQUITY FUNDS

7. JOINT REPURCHASE AGREEMENT ACCOUNT (continued)

$2,000,000 and $1,100,000, respectively, in principal amount. At August 31, 2002, the following repurchase agreements held in this Joint Account were fully collateralized by Federal Agency obligations:

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Bank of America	$1,000,000,000	1.90%	09/03/2002	$1,000,211,111

Barclays Capital	500,000,000	1.88	09/03/2002	500,104,444

Credit Suisse First Boston Corp.	400,000,000	1.87	09/03/2002	400,083,111

Deutsche Bank Securities, Inc.	1,500,000,000	1.87	09/03/2002	1,500,311,667

Deutsche Bank Securities, Inc.	2,008,900,000	1.89	09/03/2002	2,009,321,869

Greenwich Capital	500,000,000	1.89	09/03/2002	500,105,000

J.P. Morgan Chase & Co.	500,000,000	1.88	09/03/2002	500,104,444

J.P. Morgan Chase & Co.	1,500,000,000	1.89	09/03/2002	1,500,315,000

Merrill Lynch & Co.	200,000,000	1.88	09/03/2002	200,041,778

SG Cowen Securities Corp.	200,000,000	1.90	09/03/2002	200,042,222

UBS Warburg LLC	400,000,000	1.83	09/03/2002	400,081,333

UBS Warburg LLC	500,000,000	1.88	09/03/2002	500,104,444

UBS Warburg LLC	1,000,000,000	1.87	09/03/2002	1,000,207,778

UBS Warburg LLC	1,000,000,000	1.90	09/03/2002	1,000,211,111

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$11,208,900,000			$11,211,245,312

8. OTHER MATTERS

As of August 31, 2002, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 13% of the outstanding shares of the CORE U.S. Equity Fund. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts greater than 5% (as a percentage of outstanding shares):

		Goldman Sachs
	Goldman Sachs	Growth and Income	Goldman Sachs	Goldman Sachs
	Balanced Strategy	Strategy	Growth Strategy	Aggressive Growth
Fund	Portfolio	Portfolio	Portfolio	Strategy Portfolio

CORE Large Cap Growth	—%	7%	7%	—%

CORE Large Cap Value	—	17	17	10

CORE International Equity	6	22	22	12

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2002

9. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2002 was as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Distributions paid from:
Ordinary income	$—	$—	$177,915	$2,026,982	$587,486
Net long-term Capital Gains	—	2,055,989	4,647,960	—	—

Total taxable distributions	$—	$2,055,989	$4,825,875	$2,026,982	$587,486

As of August 31, 2002, the components of accumulated earnings (losses) on a tax basis were as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Undistributed (distribution in excess of) ordinary income — net	$874,784	$—	$—	$343,769	$2,469,835
Undistributed long-term capital gains	—	—	—	—	—

Total undistributed earnings	$874,784	$—	$—	$343,769	$2,469,835
Capital loss carryforward	(88,280,104)	(200,208,530)	(2,221,481)	(4,228,719)	(46,771,508)
Timing differences (post October losses)	(61,056,648)	(124,277,768)	—	(17,405,903)	(37,786,186)
Unrealized losses — net	(27,504,019)	(35,747,892)	$(11,274,605)	(21,576,121)	(22,930,519)

Total accumulated earnings (losses) — net	$(175,965,987)	$(360,234,190)	$(13,496,086)	$(42,866,974)	$(105,018,378)
Capital loss carryforward years of expiration	2009-2010	2010	2010	2009-2010	2009-2010

At August 31, 2002, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Tax Cost	$701,440,923	$448,971,257	$182,752,941	$237,693,468	$293,119,138

Gross unrealized gain	60,936,994	18,295,733	13,481,110	8,679,548	11,742,804
Gross unrealized loss	(88,441,013)	(54,043,625)	(24,755,715)	(30,255,669)	(34,611,378)

Net unrealized security loss	$(27,504,019)	$(35,747,892)	$(11,274,605)	$(21,576,121)	$(22,868,574)

     The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

GOLDMAN SACHS CORE EQUITY FUNDS

10. CERTAIN RECLASSIFICATIONS

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in the tax treatment of net operating losses and foreign currency transactions.

			Accumulated
		Accumulated	Undistributed
		Net Realized	Net Investment
Fund	Paid-in Capital	Gain (Loss)	Loss

CORE U.S. Equity	$—	$47	$(47)

CORE Large Cap Growth	(2,676,994)	10,167	2,666,827

CORE Small Cap Equity	(188,464)	121,570	66,894

CORE Large Cap Value	—	43,844	(43,844)

CORE International Equity	367	(62,087)	61,720

Goldman Sachs Trust — CORE Funds Tax Information (Unaudited)

For the year ended August 31, 2002, 100% and 100% of the dividends paid from net investment company taxable income by the CORE Small Cap Equity and CORE Large Cap Value Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, CORE Large Cap Growth and CORE Small Cap Equity Funds designate $2,055,989 and $4,647,960, respectively, as capital gains dividends for the year ended August 31, 2002.

       From distributions paid during the year ended August 31, 2002, the total amount of income received by the CORE International Equity Fund from sources with foreign countries and possessions of the United States was $0.0531 per share of all of which is attributable to qualified passive income. The total amount of taxes paid by the Fund to such countries was $0.0205 per share. A separate notice containing the country by country components of these totals has been previously mailed to the shareholders.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2002

11. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended August 31, 2002, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,547,459	$59,138,568
Reinvestment of dividends and distributions	—	—
Shares repurchased	(5,056,299)	(115,103,801)

	(2,508,840)	(55,965,233)

Class B Shares
Shares sold	630,203	14,085,965
Reinvestment of dividends and distributions	—	—
Shares repurchased	(1,911,110)	(41,516,225)

	(1,280,907)	(27,430,260)

Class C Shares
Shares sold	523,880	11,726,091
Reinvestment of dividends and distributions	—	—
Shares repurchased	(605,408)	(13,228,246)

	(81,528)	(1,502,155)

Institutional Shares
Shares sold	1,414,155	33,825,853
Reinvestment of dividends and distributions	—	—
Shares repurchased	(3,820,226)	(91,932,086)

	(2,406,071)	(58,106,233)

Service Shares
Shares sold	84,818	1,867,511
Reinvestment of dividends and distributions	—	—
Shares repurchased	(105,687)	(2,463,638)

	(20,869)	(596,127)

NET INCREASE (DECREASE)	(6,298,215)	$(143,600,008)

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,573,763	$48,534,983	4,361,439	$45,757,722	3,813,690	$37,746,654	15,672,306	$122,252,523
57,631	684,284	146,630	1,533,751	60,979	600,811	—	—
(10,664,123)	(114,758,914)	(3,145,023)	(33,340,812)	(3,840,422)	(37,405,928)	(18,833,352)	(148,075,246)

(6,032,729)	(65,539,647)	1,363,046	13,950,661	34,247	941,537	(3,161,046)	(25,822,723)

954,962	10,224,971	725,453	7,420,775	626,586	6,108,801	102,966	798,242
39,755	456,242	61,105	617,160	1,228	12,840	—	—
(4,535,144)	(46,448,316)	(482,630)	(4,775,981)	(613,506)	(5,845,248)	(248,677)	(1,919,757)

(3,540,427)	(35,767,103)	303,928	3,261,954	14,308	276,393	(145,711)	(1,121,515)

762,309	8,290,373	652,079	6,685,030	548,817	5,391,549	158,419	1,226,421
16,651	191,321	29,367	297,494	838	8,772	—	—
(2,938,219)	(30,356,748)	(268,741)	(2,680,157)	(591,113)	(5,691,242)	(227,905)	(1,746,970)

(2,159,259)	(21,875,054)	412,705	4,302,367	(41,458)	(290,921)	(69,486)	(520,549)

5,117,636	54,878,112	4,358,855	47,983,288	5,555,813	56,504,883	4,782,363	38,156,708
41,971	504,073	190,820	2,022,686	140,548	1,376,983	73,614	587,439
(8,206,162)	(88,287,352)	(4,324,495)	(46,057,131)	(6,134,246)	(58,951,515)	(13,960,909)	(111,977,951)

(3,046,555)	(32,905,167)	225,180	3,948,843	(437,885)	(1,069,649)	(9,104,932)	(73,233,804)

25,586	284,745	3,152,781	27,572,833	26,974	251,844	—	—
271	3,199	1,098	11,415	23	217	—	—
(95,264)	(1,002,910)	(55,430)	(522,461)	(335)	(2,799)	—	—

(69,407)	(714,966)	3,098,449	27,061,787	26,662	249,262	—	—

(14,848,377)	$(156,801,937)	5,403,308	$52,525,612	(404,126)	$106,622	(12,481,175)	$(100,698,591)

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2002

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2001, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,887,119	$82,795,390
Reinvestment of dividends and distributions	2,235,052	65,375,287
Shares repurchased	(5,185,493)	(143,357,869)

	(63,322)	4,812,808

Class B Shares
Shares sold	778,895	21,828,412
Reinvestment of dividends and distributions	839,287	23,760,217
Shares repurchased	(1,455,193)	(39,837,044)

	162,989	5,751,585

Class C Shares
Shares sold	514,013	13,982,502
Reinvestment of dividends and distributions	190,739	5,376,922
Shares repurchased	(501,724)	(13,507,111)

	203,028	5,852,313

Institutional Shares
Shares sold	1,916,303	55,803,280
Reinvestment of dividends and distributions	1,135,945	33,646,680
Shares repurchased	(2,868,580)	(76,951,244)

	183,668	12,498,716

Service Shares
Shares sold	79,748	2,244,525
Reinvestment of dividends and distributions	38,388	1,116,694
Shares repurchased	(98,651)	(2,803,907)

	19,485	557,312

NET INCREASE (DECREASE)	505,848	$29,472,734

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

6,168,012	$95,741,614	2,022,509	$22,619,142	3,966,486	$42,004,262	11,612,532	$106,865,849
1,488,521	25,452,620	432,025	4,583,789	125,811	1,350,040	764,938	7,511,678
(10,302,421)	(150,608,397)	(1,983,323)	(21,836,891)	(4,714,321)	(50,474,772)	(12,389,869)	(115,780,893)

(2,645,888)	(29,414,163)	471,211	5,366,040	(622,024)	(7,120,470)	(12,399)	(1,403,366)

2,177,265	34,560,438	314,087	3,371,209	811,627	8,604,085	112,634	1,091,018
855,157	14,255,459	143,980	1,487,328	10,975	117,975	55,008	536,325
(3,301,113)	(46,149,204)	(305,623)	(3,263,601)	(439,443)	(4,662,851)	(205,726)	(1,930,829)

(268,691)	2,666,693	152,444	1,594,936	383,159	4,059,209	(38,084)	(303,486)

1,542,954	24,343,162	304,428	3,271,879	624,309	6,632,318	405,666	3,658,422
359,027	5,984,982	67,366	697,915	7,184	77,382	27,530	268,693
(1,966,372)	(27,832,566)	(163,093)	(1,729,912)	(185,391)	(1,962,780)	(430,258)	(3,952,759)

(64,391)	2,495,578	208,701	2,239,882	446,102	4,746,920	2,938	(25,644)

5,435,807	79,812,699	941,751	10,710,914	3,954,815	42,173,728	10,930,437	98,835,465
928,561	15,989,817	732,901	7,871,359	226,326	2,411,535	1,731,213	17,173,630
(3,121,889)	(49,075,630)	(2,448,901)	(27,280,273)	(7,538,227)	(81,303,335)	(5,195,178)	(49,351,067)

3,242,479	46,726,886	(774,249)	(8,698,000)	(3,357,086)	(36,718,072)	7,466,472	66,658,028

17,980	254,626	14,531	168,098	4,301	45,450	—	—
10,118	172,313	1,080	11,424	14	150	146	1,436
(85,244)	(1,240,841)	(1,463)	(15,932)	—	—	—	—

(57,146)	(813,902)	14,148	163,590	4,315	45,600	146	1,436

206,363	$21,661,092	72,255	$666,448	(3,145,534)	$(34,986,813)	7,419,073	$64,926,968

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value,	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	$24.30	$0.04	(c)	$(4.16)	$(4.12)	$—	$—	$—	$—
2002 - Class B Shares	23.39	(0.13	) (c)	(3.98)	(4.11)	—	—	—	—
2002 - Class C Shares	23.29	(0.12	) (c)	(3.97)	(4.09)	—	—	—	—
2002 - Institutional Shares	24.68	0.14	(c)	(4.25)	(4.11)	—	—	—	—
2002 - Service Shares	24.15	0.02	(c)	(4.14)	(4.12)	—	—	—	—

2001 - Class A Shares	36.77	0.01	(c)	(8.96)	(8.95)	(0.06)	—	(3.46)	(3.52)
2001 - Class B Shares	35.71	(0.19	) (c)	(8.67)	(8.86)	—	—	(3.46)	(3.46)
2001 - Class C Shares	35.59	(0.19	) (c)	(8.65)	(8.84)	—	—	(3.46)	(3.46)
2001 - Institutional Shares	37.30	0.13	(c)	(9.09)	(8.96)	(0.19)	(0.01)	(3.46)	(3.66)
2001 - Service Shares	36.54	(0.01	) (c)	(8.91)	(8.92)	(0.01)	—	(3.46)	(3.47)

2000 - Class A Shares	34.21	0.10	(c)	6.00	6.10	—	—	(3.54)	(3.54)
2000 - Class B Shares	33.56	(0.14	) (c)	5.83	5.69	—	—	(3.54)	(3.54)
2000 - Class C Shares	33.46	(0.13	) (c)	5.80	5.67	—	—	(3.54)	(3.54)
2000 - Institutional Shares	34.61	0.24	(c)	6.07	6.31	(0.08)	—	(3.54)	(3.62)
2000 - Service Shares	34.05	0.07	(c)	5.96	6.03	—	—	(3.54)	(3.54)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	32.98	0.03		1.20	1.23	—	—	—	—
1999 - Class B Shares	32.50	(0.11)		1.17	1.06	—	—	—	—
1999 - Class C Shares	32.40	(0.10)		1.16	1.06	—	—	—	—
1999 - Institutional Shares	33.29	0.11		1.21	1.32	—	—	—	—
1999 - Service Shares	32.85	0.01		1.19	1.20	—	—	—	—
FOR THE YEARS ENDED JANUARY 31,

1999 - Class A Shares	26.59	0.04		7.02	7.06	(0.03)	(0.01)	(0.63)	(0.67)
1999 - Class B Shares	26.32	(0.10)		6.91	6.81	—	—	(0.63)	(0.63)
1999 - Class C Shares	26.24	(0.10)		6.89	6.79	—	—	(0.63)	(0.63)
1999 - Institutional Shares	26.79	0.20		7.11	7.31	(0.15)	(0.03)	(0.63)	(0.81)
1999 - Service Shares	26.53	0.06		7.01	7.07	(0.10)	(0.02)	(0.63)	(0.75)

1998 - Class A Shares	23.32	0.11		5.63	5.74	(0.12)	—	(2.35)	(2.47)
1998 - Class B Shares	23.18	0.11		5.44	5.55	—	(0.06)	(2.35)	(2.41)
1998 - Class C Shares (commenced August 15, 1997)	27.48	0.03		1.22	1.25	—	(0.14)	(2.35)	(2.49)
1998 - Institutional Shares	23.44	0.30		5.65	5.95	(0.24)	(0.01)	(2.35)	(2.60)
1998 - Service Shares	23.27	0.19		5.57	5.76	(0.07)	(0.08)	(2.35)	(2.50)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

70     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$20.18	(16.95)%	$340,934	1.14%		0.19%		1.24%		0.09%		74%
19.28	(17.57)	127,243	1.89		(0.57)		1.99		(0.67)		74
19.20	(17.56)	36,223	1.89		(0.56)		1.99		(0.66)		74
20.57	(16.65)	163,439	0.74		0.59		0.84		0.49		74
20.03	(17.06)	6,484	1.24		0.09		1.34		(0.01)		74

24.30	(25.96)	471,445	1.14		0.04		1.23		(0.05)		54
23.39	(26.49)	184,332	1.89		(0.70)		1.98		(0.79)		54
23.29	(26.53)	45,841	1.89		(0.70)		1.98		(0.79)		54
24.68	(25.66)	255,400	0.74		0.45		0.83		0.36		54
24.15	(26.02)	8,319	1.24		(0.05)		1.33		(0.14)		54

36.77	18.96	715,775	1.14		0.31		1.23		0.22		59
35.71	18.03	275,673	1.89		(0.44)		1.98		(0.53)		59
35.59	18.03	62,820	1.89		(0.43)		1.98		(0.52)		59
37.30	19.41	379,172	0.74		0.71		0.83		0.62		59
36.54	18.83	11,879	1.24		0.19		1.33		0.10		59

34.21	3.73	614,310	1.14	(b)	0.15	(b)	1.24	(b)	0.05	(b)	42
33.56	3.26	214,087	1.89	(b)	(0.60	)(b)	1.99	(b)	(0.70	)(b)	42
33.46	3.27	43,361	1.89	(b)	(0.61	)(b)	1.99	(b)	(0.71	)(b)	42
34.61	3.97	335,465	0.74	(b)	0.54	(b)	0.84	(b)	0.44	(b)	42
34.05	3.65	11,204	1.24	(b)	0.06	(b)	1.34	(b)	(0.04	)(b)	42

32.98	26.89	605,566	1.23		0.15		1.36		0.02		64
32.50	26.19	152,347	1.85		(0.50)		1.98		(0.63)		64
32.40	26.19	26,912	1.87		(0.53)		2.00		(0.66)		64
33.29	27.65	307,200	0.69		0.69		0.82		0.56		64
32.85	27.00	11,600	1.19		0.19		1.32		0.06		64

26.59	24.96	398,393	1.28		0.51		1.47		0.32		66
26.32	24.28	59,208	1.79		(0.05)		1.96		(0.22)		66
26.24	4.85	6,267	1.78	(b)	(0.21	)(b)	1.95	(b)	(0.38	)(b)	66
26.79	25.76	202,893	0.65		1.16		0.82		0.99		66
26.53	25.11	7,841	1.15		0.62		1.32		0.45		66

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value,	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	$11.51	$(0.03	) (c)	$(2.38)	$(2.41)	$—	$—	$(0.04)	$(0.04)
2002 - Class B Shares	11.16	(0.11	) (c)	(2.29)	(2.40)	—	—	(0.04)	(0.04)
2002 - Class C Shares	11.17	(0.11	) (c)	(2.30)	(2.41)	—	—	(0.04)	(0.04)
2002 - Institutional Shares	11.63	0.01	(c)	(2.41)	(2.40)	—	—	(0.04)	(0.04)
2002 - Service Shares	11.45	(0.04	) (c)	(2.36)	(2.40)	—	—	(0.04)	(0.04)

2001 - Class A Shares	22.66	(0.09	) (c)	(9.97)	(10.06)	(0.02)	—	(1.07)	(1.09)
2001 - Class B Shares	22.14	(0.20	) (c)	(9.71)	(9.91)	—	—	(1.07)	(1.07)
2001 - Class C Shares	22.15	(0.20	) (c)	(9.71)	(9.91)	—	—	(1.07)	(1.07)
2001 - Institutional Shares	22.87	(0.02	) (c)	(10.06)	(10.08)	(0.09)	—	(1.07)	(1.16)
2001 - Service Shares	22.55	(0.10	) (c)	(9.93)	(10.03)	—	—	(1.07)	(1.07)

2000 - Class A Shares	17.02	0.06	(c)	5.67	5.73	—	—	(0.09)	(0.09)
2000 - Class B Shares	16.75	(0.09	) (c)	5.57	5.48	—	—	(0.09)	(0.09)
2000 - Class C Shares	16.75	(0.08	) (c)	5.57	5.49	—	—	(0.09)	(0.09)
2000 - Institutional Shares	17.10	0.13	(c)	5.73	5.86	—	—	(0.09)	(0.09)
2000 - Service Shares	16.95	0.03	(c)	5.66	5.69	—	—	(0.09)	(0.09)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	16.17	(0.01)		0.86	0.85	—	—	—	—
1999 - Class B Shares	15.98	(0.07)		0.84	0.77	—	—	—	—
1999 - Class C Shares	15.99	(0.07)		0.83	0.76	—	—	—	—
1999 - Institutional Shares	16.21	0.03		0.86	0.89	—	—	—	—
1999 - Service Shares	16.11	(0.02)		0.86	0.84	—	—	—	—
FOR THE YEAR ENDED JANUARY 31,

1999 - Class A Shares	11.97	0.01		4.19	4.20	—	—	—	—
1999 - Class B Shares	11.92	(0.06)		4.12	4.06	—	—	—	—
1999 - Class C Shares	11.93	(0.05)		4.11	4.06	—	—	—	—
1999 - Institutional Shares	11.97	0.02		4.23	4.25	—	(0.01)	—	(0.01)
1999 - Service Shares	11.95	(0.01)		4.17	4.16	—	—	—	—
FOR THE PERIOD ENDED JANUARY 31,

1998 - Class A Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 - Class B Shares (commenced May 1, 1997)	10.00	(0.03)		2.33	2.30	—	—	(0.38)	(0.38)
1998 - Class C Shares (commenced August 15, 1997)	11.80	(0.02)		0.54	0.52	—	(0.01)	(0.38)	(0.39)
1998 - Institutional Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 - Service Shares (commenced May 1, 1997)	10.00	(0.02)		2.35	2.33	—	—	(0.38)	(0.38)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

72     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$9.06	(21.04)%	$139,593	1.17%		(0.32)%		1.27%		(0.42)%		113%
8.72	(21.61)	99,959	1.92		(1.06)		2.02		(1.16)		113
8.72	(21.68)	41,627	1.92		(1.07)		2.02		(1.17)		113
9.19	(20.74)	131,590	0.77		0.08		0.87		(0.02)		113
9.01	(21.06)	409	1.27		(0.41)		1.37		(0.51)		113

11.51	(45.97)	246,785	1.16		(0.57)		1.24		(0.65)		68
11.16	(46.37)	167,469	1.91		(1.32)		1.99		(1.40)		68
11.17	(46.35)	77,398	1.91		(1.32)		1.99		(1.40)		68
11.63	(45.73)	201,935	0.76		(0.15)		0.84		(0.23)		68
11.45	(46.05)	1,316	1.26		(0.68)		1.34		(0.76)		68

22.66	33.73	545,763	1.09		0.31		1.24		0.16		73
22.14	32.78	338,128	1.84		(0.44)		1.99		(0.59)		73
22.15	32.84	154,966	1.84		(0.43)		1.99		(0.58)		73
22.87	34.34	322,900	0.69		0.65		0.84		0.50		73
22.55	33.64	3,879	1.19		0.15		1.34		—		73

17.02	5.26	300,684	1.04	(b)	(0.11	)(b)	1.26	(b)	(0.33	)(b)	33
16.75	4.82	181,626	1.79	(b)	(0.87	)(b)	2.01	(b)	(1.09	)(b)	33
16.75	4.75	75,502	1.79	(b)	(0.87	)(b)	2.01	(b)	(1.09	)(b)	33
17.10	5.49	310,704	0.64	(b)	0.31	(b)	0.86	(b)	0.09	(b)	33
16.95	5.21	2,510	1.14	(b)	(0.21	)(b)	1.36	(b)	(0.43	)(b)	33

16.17	35.10	175,510	0.97		0.05		1.46		(0.44)		63
15.98	34.07	93,711	1.74		(0.73)		2.11		(1.10)		63
15.99	34.04	37,081	1.74		(0.74)		2.11		(1.11)		63
16.21	35.54	295,734	0.65		0.35		1.02		(0.02)		63
16.11	34.85	1,663	1.15		(0.16)		1.52		(0.53)		63

11.97	23.79	53,786	0.91	(b)	0.12	(b)	2.40	(b)	(1.37	)(b)	75
11.92	23.26	13,857	1.67	(b)	(0.72	)(b)	2.91	(b)	(1.96	)(b)	75
11.93	4.56	4,132	1.68	(b)	(0.76	)(b)	2.92	(b)	(2.00	)(b)	75
11.97	23.89	4,656	0.72	(b)	0.42	(b)	1.96	(b)	(0.82	)(b)	75
11.95	23.56	115	1.17	(b)	(0.21	)(b)	2.41	(b)	(1.45	)(b)	75

The accompanying notes are an integral part of these financial statements.      73

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net		Net	Total	From	From
	value,	investment		realized	from	net	net
	beginning	income		and unrealized	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	$10.59	$—	(c)	$(0.83)	$(0.83)	$—	$(0.40)	$(0.40)
2002 - Class B Shares	10.26	(0.08	) (c)	(0.79)	(0.87)	—	(0.40)	(0.40)
2002 - Class C Shares	10.29	(0.07	) (c)	(0.81)	(0.88)	—	(0.40)	(0.40)
2002 - Institutional Shares	10.76	0.04	(c)	(0.85)	(0.81)	(0.04)	(0.40)	(0.44)
2002 - Service Shares	10.55	0.01	(c)	(0.84)	(0.83)	(0.02)	(0.40)	(0.42)

2001 - Class A Shares	12.90	0.01	(c)	(1.12)	(1.11)	—	(1.20)	(1.20)
2001 - Class B Shares	12.63	(0.07	) (c)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Class C Shares	12.66	(0.07	) (c)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Institutional Shares	13.03	0.05	(c)	(1.12)	(1.07)	—	(1.20)	(1.20)
2001 - Service Shares	12.87	—	(c)	(1.12)	(1.12)	—	(1.20)	(1.20)

2000 - Class A Shares	10.23	(0.03	) (c)	2.70	2.67	—	—	—
2000 - Class B Shares	10.09	(0.11	) (c)	2.65	2.54	—	—	—
2000 - Class C Shares	10.10	(0.10	) (c)	2.66	2.56	—	—	—
2000 - Institutional Shares	10.30	0.02	(c)	2.71	2.73	—	—	—
2000 - Service Shares	10.22	(0.04	) (c)	2.69	2.65	—	—	—
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	10.16	(0.01)		0.08	0.07	—	—	—
1999 - Class B Shares	10.07	(0.05)		0.07	0.02	—	—	—
1999 - Class C Shares	10.08	(0.05)		0.07	0.02	—	—	—
1999 - Institutional Shares	10.20	0.02		0.08	0.10	—	—	—
1999 - Service Shares	10.16	(0.01)		0.07	0.06	—	—	—
FOR THE YEAR ENDED JANUARY 31,

1999 - Class A Shares	10.59	0.01		(0.43)	(0.42)	(0.01)	—	(0.01)
1999 - Class B Shares	10.56	(0.05)		(0.44)	(0.49)	—	—	—
1999 - Class C Shares	10.57	(0.04)		(0.45)	(0.49)	—	—	—
1999 - Institutional Shares	10.61	0.04		(0.43)	(0.39)	(0.02)	—	(0.02)
1999 - Service Shares	10.60	0.01		(0.44)	(0.43)	(0.01)	—	(0.01)
FOR THE PERIOD ENDED JANUARY 31,

1998 - Class A Shares (commenced August 15, 1997)	10.00	(0.01)		0.65	0.64	—	(0.05)	(0.05)
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.03)		0.64	0.61	—	(0.05)	(0.05)
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)		0.64	0.62	—	(0.05)	(0.05)
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.01		0.65	0.66	—	(0.05)	(0.05)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01		0.64	0.65	—	(0.05)	(0.05)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

74     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$9.36	(8.20)%	$57,014	1.34%		0.01%		1.58%		(0.23)%		136%
8.99	(8.88)	16,854	2.09		(0.74)		2.33		(0.98)		136
9.01	(8.95)	11,504	2.09		(0.74)		2.33		(0.98)		136
9.51	(7.93)	57,683	0.94		0.39		1.18		0.15		136
9.30	(8.27)	28,999	1.44		0.15		1.68		(0.09)		136

10.59	(8.64)	50,093	1.33		0.09		1.59		(0.17)		85
10.26	(9.35)	16,125	2.08		(0.66)		2.34		(0.92)		85
10.29	(9.32)	8,885	2.08		(0.66)		2.34		(0.92)		85
10.76	(8.28)	62,794	0.93		0.48		1.19		0.22		85
10.55	(8.75)	201	1.43		0.03		1.69		(0.23)		85

12.90	26.10	54,954	1.33		(0.21)		1.55		(0.43)		135
12.63	25.17	17,923	2.08		(0.96)		2.30		(1.18)		135
12.66	25.35	8,289	2.08		(0.96)		2.30		(1.18)		135
13.03	26.60	86,196	0.93		0.19		1.15		(0.03)		135
12.87	25.93	63	1.43		(0.30)		1.65		(0.52)		135

10.23	0.69	52,660	1.33	(b)	(0.12	)(b)	1.67	(b)	(0.46	)(b)	52
10.09	0.20	13,711	2.08	(b)	(0.86	)(b)	2.42	(b)	(1.20	)(b)	52
10.10	0.20	6,274	2.08	(b)	(0.86	)(b)	2.42	(b)	(1.20	)(b)	52
10.30	0.98	62,633	0.93	(b)	0.28	(b)	1.27	(b)	(0.06	)(b)	52
10.22	0.59	64	1.43	(b)	(0.22	)(b)	1.77	(b)	(0.56	)(b)	52

10.16	(3.97)	64,087	1.31		0.08		2.00		(0.61)		75
10.07	(4.64)	15,406	2.00		(0.55)		2.62		(1.17)		75
10.08	(4.64)	6,559	2.01		(0.56)		2.63		(1.18)		75
10.20	(3.64)	62,763	0.94		0.60		1.56		(0.02)		75
10.16	(4.07)	54	1.44		0.01		2.06		(0.61)		75

10.59	6.37	11,118	1.25	(b)	(0.36	)(b)	3.92	(b)	(3.03	)(b)	38
10.56	6.07	9,957	1.95	(b)	(1.04	)(b)	4.37	(b)	(3.46	)(b)	38
10.57	6.17	2,557	1.95	(b)	(1.07	)(b)	4.37	(b)	(3.49	)(b)	38
10.61	6.57	9,026	0.95	(b)	0.15	(b)	3.37	(b)	(2.27	)(b)	38
10.60	6.47	2	1.45	(b)	0.40	(b)	3.87	(b)	(2.02	)(b)	38

The accompanying notes are an integral part of these financial statements.      75

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
	of period	income (loss)		gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	$10.31	$0.07	(c)	$(1.57)	$(1.50)	$(0.07)	$—	$(0.07)
2002 - Class B Shares	10.24	—	(c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Class C Shares	10.25	—	(c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Institutional Shares	10.31	0.11	(c)	(1.57)	(1.46)	(0.11)	—	(0.11)
2002 - Service Shares	10.31	0.07	(c)	(1.58)	(1.51)	(0.06)	—	(0.06)

2001 - Class A Shares	10.81	0.07	(c)	(0.42)	(0.35)	(0.09)	(0.06)	(0.15)
2001 - Class B Shares	10.75	(0.01	)(c)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Class C Shares	10.76	(0.01	)(c)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Institutional Shares	10.82	0.11	(c)	(0.43)	(0.32)	(0.13)	(0.06)	(0.19)
2001 - Service Shares	10.81	0.06	(c)	(0.42)	(0.36)	(0.08)	(0.06)	(0.14)

2000 - Class A Shares	10.55	0.12	(c)	0.36	0.48	(0.10)	(0.12)	(0.22)
2000 - Class B Shares	10.50	0.05	(c)	0.36	0.41	(0.04)	(0.12)	(0.16)
2000 - Class C Shares	10.51	0.04	(c)	0.37	0.41	(0.04)	(0.12)	(0.16)
2000 - Institutional Shares	10.55	0.16	(c)	0.37	0.53	(0.14)	(0.12)	(0.26)
2000 - Service Shares	10.55	0.11	(c)	0.36	0.47	(0.09)	(0.12)	(0.21)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	10.15	0.04		0.40	0.44	(0.04)	—	(0.04)
1999 - Class B Shares	10.15	0.01		0.36	0.37	(0.02)	—	(0.02)
1999 - Class C Shares	10.15	0.01		0.37	0.38	(0.02)	—	(0.02)
1999 - Institutional Shares	10.16	0.06		0.38	0.44	(0.05)	—	(0.05)
1999 - Service Shares	10.16	0.02		0.40	0.42	(0.03)	—	(0.03)
FOR THE PERIOD ENDED JANUARY 31,

1999 - Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15	—	—	—
1999 - Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 - Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 - Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16	—	—	—
1999 - Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

76     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$8.74	(14.61)%	$76,472	1.11%		0.76%		1.20%		0.67%		112%
8.67	(15.28)	18,828	1.86		0.00		1.95		(0.09)		112
8.68	(15.26)	12,533	1.86		0.01		1.95		(0.08)		112
8.74	(14.25)	108,613	0.71		1.15		0.80		1.06		112
8.74	(14.70)	281	1.21		0.72		1.30		0.63		112

10.31	(3.32)	89,861	1.10		0.64		1.17		0.57		70
10.24	(4.08)	22,089	1.85		(0.11)		1.92		(0.18)		70
10.25	(4.07)	15,222	1.85		(0.11)		1.92		(0.18)		70
10.31	(3.03)	132,684	0.70		1.04		0.77		0.97		70
10.31	(3.43)	56	1.20		0.52		1.27		0.45		70

10.81	4.68	100,972	1.06		1.14		1.17		1.03		83
10.75	3.96	19,069	1.81		0.44		1.92		0.33		83
10.76	3.97	11,178	1.81		0.45		1.92		0.34		83
10.82	5.20	175,493	0.66		1.54		0.77		1.43		83
10.81	4.60	12	1.16		1.07		1.27		0.96		83

10.55	4.31	91,072	1.04	(b)	0.87	(b)	1.21	(b)	0.70	(b)	36
10.50	3.68	14,464	1.79	(b)	0.05	(b)	1.96	(b)	(0.12	)(b)	36
10.51	3.73	8,032	1.79	(b)	0.09	(b)	1.96	(b)	(0.08	)(b)	36
10.55	4.35	189,540	0.64	(b)	1.29	(b)	0.81	(b)	1.12	(b)	36
10.55	4.11	13	1.14	(b)	0.72	(b)	1.31	(b)	0.55	(b)	36

10.15	1.50	6,665	1.08	(b)	1.45	(b)	8.03	(b)	(5.50	)(b)	0
10.15	1.50	340	1.82	(b)	0.84	(b)	8.77	(b)	(6.11	)(b)	0
10.15	1.50	268	1.83	(b)	0.70	(b)	8.78	(b)	(6.25	)(b)	0
10.16	1.60	53,396	0.66	(b)	1.97	(b)	7.61	(b)	(4.98	)(b)	0
10.16	1.60	2	1.16	(b)	2.17	(b)	8.11	(b)	(4.78	)(b)	0

The accompanying notes are an integral part of these financial statements.      77

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net	From net
	beginning	income		and unrealized	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	$8.38	$0.03	(c)	$(1.06)	$(1.03)	$—	$—	$—
2002 - Class B Shares	8.29	(0.01	) (c)	(1.04)	(1.05)	—	—	—
2002 - Class C Shares	8.30	(0.01	) (c)	(1.04)	(1.05)	—	—	—
2002 - Institutional Shares	8.50	0.08	(c)	(1.07)	(0.99)	(0.02)	—	(0.02)
2002 - Service Shares	8.41	0.05	(c)	(1.07)	(1.02)	—	—	—

2001 - Class A Shares	11.32 (c)	—	(c)	(2.35)	(2.35)	(0.04)	(0.55)	(0.59)
2001 - Class B Shares	11.22	(0.04	) (c)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Class C Shares	11.23	(0.04	) (c)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Institutional Shares	11.48	0.07	(c)	(2.39)	(2.32)	(0.11)	(0.55)	(0.66)
2001 - Service Shares	11.36	0.02	(c)	(2.36)	(2.34)	(0.06)	(0.55)	(0.61)

2000 - Class A Shares	10.87	0.02	(c)	0.74	0.76	(0.05)	(0.26)	(0.31)
2000 - Class B Shares	10.81	(0.04	) (c)	0.73	0.69	(0.02)	(0.26)	(0.28)
2000 - Class C Shares	10.82	(0.03	) (c)	0.72	0.69	(0.02)	(0.26)	(0.28)
2000 - Institutional Shares	11.00	0.09	(c)	0.75	0.84	(0.10)	(0.26)	(0.36)
2000 - Service Shares	10.93	0.05	(c)	0.73	0.78	(0.09)	(0.26)	(0.35)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	9.98	0.05		0.84	0.89	—	—	—
1999 - Class B Shares	9.95	0.01		0.85	0.86	—	—	—
1999 - Class C Shares	9.96	0.01		0.85	0.86	—	—	—
1999 - Institutional Shares	10.06	0.09		0.85	0.94	—	—	—
1999 - Service Shares	10.02	0.01		0.90	0.91	—	—	—
FOR THE YEAR ENDED JANUARY 31,

1999 - Class A Shares	9.22	(0.01)		0.79	0.78	(0.02)	—	(0.02)
1999 - Class B Shares	9.21	—		0.74	0.74	—	—	—
1999 - Class C Shares	9.22	—		0.74	0.74	—	—	—
1999 - Institutional Shares	9.24	0.05		0.80	0.85	(0.03)	—	(0.03)
1999 - Service Shares	9.23	—		0.81	0.81	(0.02)	—	(0.02)
FOR THE PERIOD ENDED JANUARY 31,

1998 - Class A Shares (commenced August 15, 1997)	10.00	—		(0.78)	(0.78)	—	—	—
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.02)		(0.77)	(0.79)	—	—	—
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)		(0.76)	(0.78)	—	—	—
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.02		(0.76)	(0.74)	(0.02)	—	(0.02)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01		(0.78)	(0.77)	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

78     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.35	(12.29)%	$72,405	1.67%		0.38%		1.82%		0.23%		115%
7.24	(12.67)	6,434	2.17		(0.07)		2.32		(0.22)		115
7.25	(12.65)	3,963	2.17		(0.07)		2.32		(0.22)		115
7.49	(11.68)	188,858	1.02		1.02		1.17		0.87		115
7.39	(12.13)	18	1.52		0.60		1.67		0.45		115

8.38	(21.50)	108,955	1.66		0.00		1.77		(0.11)		93
8.29	(21.93)	8,575	2.16		(0.47)		2.27		(0.58)		93
8.30	(21.91)	5,114	2.16		(0.44)		2.27		(0.55)		93
8.50	(21.02)	291,596	1.01		0.70		1.12		0.59		93
8.41	(21.37)	21	1.51		0.21		1.62		0.10		93

11.32	6.92	147,409	1.66		0.14		1.75		0.05		92
11.22	6.36	12,032	2.16		(0.36)		2.25		(0.45)		92
11.23	6.34	6,887	2.16		(0.34)		2.25		(0.43)		92
11.48	7.62	308,074	1.01		0.78		1.10		0.69		92
11.36	7.05	27	1.51		0.33		1.60		0.24		92

10.87	8.92	114,502	1.66	(b)	0.78	(b)	1.76	(b)	0.68	(b)	65
10.81	8.64	9,171	2.16	(b)	0.26	(b)	2.26	(b)	0.16	(b)	65
10.82	8.63	4,913	2.16	(b)	0.23	(b)	2.26	(b)	0.13	(b)	65
11.00	9.34	271,212	1.01	(b)	1.43	(b)	1.11	(b)	1.33	(b)	65
10.93	9.08	8	1.51	(b)	0.07	(b)	1.61	(b)	(0.03	)(b)	65

9.98	8.37	110,338	1.63		(0.11)		1.94		(0.42)		195
9.95	8.03	7,401	2.08		(0.03)		2.39		(0.34)		195
9.96	8.03	3,742	2.08		(0.04)		2.39		(0.35)		195
10.06	9.20	280,731	1.01		0.84		1.32		0.53		195
10.02	8.74	22	1.50		0.02		1.81		(0.29)		195

9.22	(7.66)	7,087	1.50	(b)	(0.27	)(b)	4.87	(b)	(3.90	)(b)	25
9.21	(7.90)	2,721	2.00	(b)	(0.72	)(b)	5.12	(b)	(3.84	)(b)	25
9.22	(7.80)	1,608	2.00	(b)	(0.73	)(b)	5.12	(b)	(3.85	)(b)	25
9.24	(7.45)	17,719	1.00	(b)	0.59	(b)	4.12	(b)	(2.53	)(b)	25
9.23	(7.70)	1	1.50	(b)	0.26	(b)	4.62	(b)	(2.86	)(b)	25

The accompanying notes are an integral part of these financial statements.      79

 GOLDMAN SACHS CORE EQUITY FUNDS

Report of Independent Accountants

To the Shareholders and Board of Trustees of

Goldman Sachs Trust — CORE Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and CORE International Equity Fund (collectively “the CORE Equity Funds”), portfolios of Goldman Sachs Trust at August 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the three years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the CORE Equity Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the CORE Equity Funds for the periods ended prior to August 31, 2000 were audited by other independent accountants whose report dated October 8, 1999 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2002

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
				Portfolios in
		Term of		Fund
		Office and		Complex	Other
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Age and Address[1]	with the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	by Trustee[5]

Ashok N. Bakhru Age: 60	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998 to present); Executive Vice President – Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (since 1989); Member of Cornell University Council (since 1992); Trustee of the Walnut Street Theater (since 1992); Trustee, Citizens Scholarship Foundation of America (since 1998); Director, Private Equity Investors – III and IV (since November 1998) and Equity-Limited Investors II (since 2002); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (since 2000).	65	None

			Chairman of the Board and Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Patrick T. Harker Age: 43	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (since February 2000); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (since July 1999); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	65	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Mary P. McPherson Age: 67	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (since October 1997); President of Bryn Mawr College (1978-1997); Director, Smith College (since 1998); Director, Josiah Macy, Jr. Foundation (health educational programs) (since 1977); Director, Philadelphia Contributionship (insurance) (since 1985); Director Emeritus, Amherst College (1986-1998); Director, Dayton Hudson Corporation (general retailing merchandising) (1988-1997); Director, The Spencer Foundation (educational research) (since 1993); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (since 1997).	65	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

The accompanying notes are an integral part of these financial statements.

				Number of
				Portfolios in
		Term of		Fund
		Office and		Complex	Other
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Age and Address[1]	with the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	by Trustee[5]

Wilma J. Smelcer Age: 53	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); Chief Administrative Officer, Bank of America, Illinois (1996-1997); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (since April 2001).	65	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 63	Trustee	Since 1987	President, COO and Director, Unext, Inc. (provider of educational services via the internet) (since 1999); Director, Cantilever Technologies, Inc. (a private software company) (since 1999); Trustee, The University of Chicago (since 1987); Managing Director, Tandem Partners, Inc. (1990-1999). Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).	65	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (57 Portfolios).

The accompanying notes are an integral part of these financial statements.

Interested Trustees

				Number of
				Portfolios in
		Term of		Fund
		Office and		Complex	Other
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Age and Address[1]	with the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	by Trustee[5]

*David B. Ford Age: 56	Trustee	Since 1994	Advisory Director, Goldman Sachs (since December 2001); Director, Goldman Sachs Princeton, LLC (formerly, Commodities Corp. LLC) (futures and commodities traders) (April 1997-December 2001); Managing Director, J. Aron & Company (commodity dealer and risk management adviser) (November 1996-December 2001); Managing Director, Goldman Sachs Investment Management Division (November 1996-December 2001); Chief Executive Officer and Director, CIN Management (investment adviser) (August 1996-December 2001); Chief Executive Officer and Managing Director and Director, Goldman Sachs Asset Management International (November 1995 and December 1994, respectively to December 2001); Co-Head, GSAM (November 1995-December 2001); Co-Head and Director, Goldman Sachs Funds Management, L.P. (November 1995 and December 1994, respectively to December 2001); and Chairman and Director, Goldman Sachs Asset Management Japan Limited (November 1994-December 2001).	65	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 52	Trustee	Since 1990	Advisory Director – GSAM (since May 1999); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	65	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Kaysie P. Uniacke Age: 41	Trustee & Assistant Secretary	Since 2001	Managing Director, GSAM (since 1997); and Vice President and Senior Fund Manager, GSAM (1988 to 1997).	65	None

		Since 1997	Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAMI or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, New York, 10005, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of

The accompanying notes are an integral part of these financial statements.

Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder vote) the date the Trustee attains the age of 72 years; or (d) the Trust terminates.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2002, the Trust consisted of 59 portfolios, including the Funds described in the Additional Statement, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statements of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Officers of the Trust

Term of
Office and
	Position(s) Held	Length of
Name, Age and Address	with the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Gary D. Black 32 Old Slip New York, NY 10005 Age: 42	President	Since 2001	Managing Director, Goldman Sachs (since June 2001); Executive Vice President, AllianceBernstein (October 2000- June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (January 1999-October 2000) and Senior Research Analyst, Sanford Bernstein (February 1992-December 1998).

President – Goldman Sachs Mutual Fund Complex (since 2001) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 42	Vice President	Since 1997	Managing Director, Goldman Sachs (since October 1999); Vice President of GSAM (April 1997-December 1999); and Vice President and General Manager, First Data Corporation – Investor Services Group (1994 to 1997).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

James McNamara 4900 Sears Tower Chicago, IL 60606 Age: 39	Vice President	Since 2001	Managing Director, Goldman Sachs (since December 1998); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 37	Treasurer	Since 1997	Vice President, Goldman Sachs (since July 1995); and Director/Fund Accounting & Custody, Investors Bank & Trust Company (November 1993-July 1995).
Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff 32 Old Slip New York, NY 10005 Age: 37	Secretary	Since 2001	Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (since December 1997); Assistant General Counsel and Vice President, Goldman Sachs (since November 1993 and May 1994, respectively); Counsel to the Funds Group, GSAM (November 1993-December 1997).

Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAMI or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

The accompanying notes are an integral part of these financial statements.

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

Goldman Sachs is a premier financial services firm known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **the Investment Management Division** of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $319 billion in assets under management as of June 30, 2002 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund†
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

* *Effective July 1, 2002, the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.*

† *The Goldman Sachs Concentrated Growth Fund was launched on September 3, 2002.*

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
David B. Ford
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Gary D. Black, *President*
James A. Fitzpatrick, *Vice President*
James A. McNamara, *Vice President*
John M. Perlowski, *Treasurer*
Howard B. Surloff, *Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Funds. Investors should read the Prospectus carefully before investing or sending money.

Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

CORE[SM] is a service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Fund.

Copyright 2002 Goldman, Sachs & Co. All rights reserved. Date of first use: October 30, 2002 / 02-1872

COREAR / 82.7K / 10-02